RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 63.8%
	AUTOMOTIVE - 1.5%
2,156	Tesla, Inc.(a)	$ 558,749

	BANKING - 4.6%
18,037	HSBC Holdings PLC - ADR	1,035,865
2,775	JPMorgan Chase & Company	680,707
		1,716,572
	BIOTECH & PHARMA – 2.0%
1,847	AbbVie, Inc.	386,983
423	Eli Lilly & Company	349,360
		736,343
	DATA CENTER REIT - 1.0%
469	Equinix, Inc.	382,399

	E-COMMERCE DISCRETIONARY - 2.4%
4,703	Amazon.com, Inc.(a)	894,793

	ELECTRIC UTILITIES - 3.0%
395	Constellation Energy Corporation	79,644
12,273	NextEra Energy, Inc.	870,033
1,005	NRG Energy, Inc.	95,937
723	Vistra Corporation	84,909
		1,130,523
	INSURANCE - 7.9%
2	Berkshire Hathaway, Inc., Class A(a)	1,596,883
2,618	Berkshire Hathaway, Inc., Class B(a)	1,394,294
		2,991,177
	INTERNET MEDIA & SERVICES - 5.4%
8,346	Alphabet, Inc., Class A	1,290,625
1,283	Meta Platforms, Inc., Class A	739,470
		2,030,095
	LEISURE FACILITIES & SERVICES - 0.5%
569	McDonald's Corporation	177,739

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 63.8% (Continued)
	MACHINERY - 2.2%
2,557	Caterpillar, Inc.	$ 843,299

	OIL & GAS PRODUCERS - 2.9%
9,049	Exxon Mobil Corporation	1,076,198

	OIL & GAS SERVICES & EQUIPMENT - 1.5%
13,773	Schlumberger N.V.	575,711

	REAL ESTATE INVESTMENT TRUSTS - 1.0%
3,551	Prologis, Inc.	396,966

	RETAIL - CONSUMER STAPLES - 3.0%
473	Costco Wholesale Corporation	447,354
7,711	Walmart, Inc.	676,949
		1,124,303
	RETAIL - DISCRETIONARY - 2.2%
2,263	Home Depot, Inc. (The)	829,367

	RETAIL REIT - 1.0%
2,328	Simon Property Group, Inc.	386,634

	SEMICONDUCTORS - 7.1%
4,704	Broadcom, Inc.	787,591
17,661	Intel Corporation	401,081
8,827	NVIDIA Corporation	956,671
3,507	QUALCOMM, Inc.	538,710
		2,684,053
	SOFTWARE - 5.6%
2,850	Microsoft Corporation	1,069,862
7,826	Palantir Technologies, Inc., Class A(a)	660,514
2,261	Palo Alto Networks, Inc.(a)	385,817
		2,116,193
	TECHNOLOGY HARDWARE - 3.5%
3,515	Apple, Inc.	780,787

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 63.8% (Continued)
	TECHNOLOGY HARDWARE - 3.5% (Continued)
11,304	Corning, Inc.	$ 517,497
		1,298,284
	TECHNOLOGY SERVICES - 5.1%
2,760	International Business Machines Corporation	686,302
7,610	PayPal Holdings, Inc.(a)	496,553
2,077	Visa, Inc., Class A	727,905
		1,910,760
	TRANSPORTATION & LOGISTICS - 0.4%
704	Union Pacific Corporation	166,313

	TOTAL COMMON STOCKS (Cost $20,937,874)	24,026,471

	EXCHANGE-TRADED FUNDS — 27.4%
	EQUITY - 27.4%
7,005	Communication Services Select Sector SPDR Fund	675,632
3,322	Consumer Discretionary Select Sector SPDR Fund	655,962
15,751	Consumer Staples Select Sector SPDR Fund	1,286,384
22,517	Financial Select Sector SPDR Fund	1,121,572
7,486	Industrial Select Sector SPDR Fund	981,190
2,280	iShares Core S&P 500 ETF	1,281,132
8,679	iShares Cybersecurity and Tech ETF	407,739
4,838	iShares U.S. Aerospace & Defense ETF	740,698
17,057	Real Estate Select Sector SPDR Fund	713,835
1,412	SPDR S&P 500 ETF Trust	789,859
8,550	Utilities Select Sector SPDR Fund	674,168
339	Vanguard Information Technology ETF	183,867
1,535	Vanguard S&P 500 ETF	788,852
		10,300,890

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,552,451)	10,300,890

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
825,478	First American Treasury Obligations Fund, Class X, 4.26% (Cost $825,478)(b)					$ 825,478

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.4%
130	S&P Emini Futures, Maturing June 2025	WED	04/11/2025	$ 5,800	$ 37,700,000	149,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $427,375)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $427,375)					149,500

	TOTAL INVESTMENTS - 93.8% (Cost $32,743,178)					35,302,339
	CALL OPTIONS WRITTEN - 0.0% (Premiums received - $86,550)					(975)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.2%					2,330,182
	NET ASSETS - 100.0%					$ 37,631,546

Contracts(c)
	WRITTEN FUTURE OPTIONS - 0.0% (d)	Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- 0.0%(d)
130	S&P Emini Futures, Maturing June 2025	WED	04/11/2025	$ 6,200	$ 40,300,000	$ 975
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $86,550)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $86,550)					$ 975

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation
53	CME E-Mini Standard & Poor's 500 Index Future			06/23/2025	$ 14,981,113	$ 169,600
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
WED	Wedbush Securities

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	Each contract is equivalent to one futures contract.
(d)	Percentage rounds to greater than (0.1%).
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)				Discount Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 50.4%
	U.S. TREASURY BILLS — 50.4%
30,000,000	United States Treasury Bill(a)			4.1380	07/03/25	$ 29,675,856

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $29,683,800)					29,675,856

Shares
	SHORT-TERM INVESTMENTS — 34.8%
	MONEY MARKET FUNDS - 34.8%
20,470,705	First American Treasury Obligations Fund, Class X, 4.26% (Cost $20,470,705)(b)					20,470,705

Contracts(c)
	FUTURE OPTIONS PURCHASED - 0.5%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.5%
1,200	S&P E-mini Futures, Maturing June 2025	ADM	04/07/2025	$ 5,200	$ 312,000000	$ 186,000
300	S&P E-mini Futures, Maturing June 2025	FCS	04/07/2025	5,200	78,000,000	46,500
400	S&P E-mini Futures, Maturing June 2025	ADM	04/04/2025	5,200	104,000,000	45,000
100	S&P E-mini Futures, Maturing June 2025	FCS	04/04/2025	5,200	26,000,000	11,250
1,200	S&P E-mini Futures, Maturing June 2025	ADM	04/01/2025	4,625	277,500,000	3,000
400	S&P E-mini Futures, Maturing June 2025	FCS	04/01/2025	4,625	92,500,000	1,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $158,000)					292,750

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $158,000)					292,750

	TOTAL INVESTMENTS - 85.7% (Cost $50,312,505)					$ 50,439,311
	PUT OPTIONS WRITTEN - (0.7)% (Premiums received - $210,000)					(410,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 15.0%					8,815,296
	NET ASSETS - 100.0%					$ 58,844,607

Contracts(c)
	WRITTEN FUTURE OPTIONS - (0.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.7)%
2,400	S&P E-mini Futures, Maturing June 2025	ADM	04/07/2025	$ 5,100	$ 612,000,000	$ 264,000
600	S&P E-mini Futures, Maturing June 2025	FCS	04/07/2025	5,100	153,000,000	66,000

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Contracts(c) (continued)
	WRITTEN FUTURE OPTIONS - (0.7)% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.7)% (Continued)
800	S&P E-mini Futures, Maturing June 2025	ADM	04/04/2025	$ 5,100	$ 204,000,000	$ 64,000
200	S&P E-mini Futures, Maturing June 2025	FCS	04/04/2025	5,100	51,000,000	16,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $210,000)					410,000

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $210,000)					$ 410,000

ADM	ADM Investor Services, Inc.
FCS	StoneX Group, Inc.

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	Each contract is equivalent to one futures contract.

To

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.0%
	APPAREL & TEXTILE PRODUCTS - 6.5%
9,525	Hermes International - ADR	$ 2,495,835
16,350	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	2,025,275
		4,521,110
	ASSET MANAGEMENT - 11.7%
21,900	Apollo Global Management, Inc., Class A	2,998,986
18,500	Blackstone, Inc.	2,585,930
22,150	KKR & Company, Inc.	2,560,762
		8,145,678
	BEVERAGES - 2.2%
21,500	Coca-Cola Company (The)	1,539,830

	E-COMMERCE DISCRETIONARY - 15.1%
47,395	Amazon.com, Inc.(a)	9,017,373
750	MercadoLibre, Inc.(a)	1,463,153
		10,480,526
	ELECTRIC UTILITIES - 3.8%
37,000	NextEra Energy, Inc.	2,622,930

	INSURANCE - 2.1%
5,000	Progressive Corporation (The)	1,415,050

	INTERNET MEDIA & SERVICES - 18.1%
12,650	Alphabet, Inc., Class A	1,956,196
5,075	Meta Platforms, Inc., Class A	2,925,027
3,605	Netflix, Inc.(a)	3,361,770
5,925	Spotify Technology S.A.(a)	3,258,928
15,000	Uber Technologies, Inc.(a)	1,092,900
		12,594,821
	LEISURE FACILITIES & SERVICES - 7.6%
20,500	Chipotle Mexican Grill, Inc.(a)	1,029,305
18,850	Live Nation Entertainment, Inc.(a)	2,461,433
5,800	McDonald's Corporation	1,811,746
		5,302,484

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 93.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.1%
1,500	Intuitive Surgical, Inc.(a)	$ 742,905

	RETAIL - CONSUMER STAPLES - 9.4%
3,644	Costco Wholesale Corporation	3,446,422
35,200	Walmart, Inc.	3,090,208
		6,536,630
	RETAIL - DISCRETIONARY - 8.3%
305	AutoZone, Inc.(a)	1,162,898
675	O'Reilly Automotive, Inc.(a)	966,991
30,000	TJX Companies, Inc. (The)	3,654,000
		5,783,889
	SOFTWARE - 3.6%
6,672	Microsoft Corporation	2,504,602

	TECHNOLOGY HARDWARE - 3.5%
10,885	Apple, Inc.	2,417,885

	TOTAL COMMON STOCKS (Cost $48,120,143)	64,608,340

	EXCHANGE-TRADED FUNDS — 1.5%
	EQUITY - 1.5%
35,000	Simplify Health Care ETF	1,025,850

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,042,041)	1,025,850

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 5.6%
MONEY MARKET FUNDS - 5.6%
3,852,676	First American Treasury Obligations Fund, Class X, 4.26% (Cost $3,852,676)(b)	$ 3,852,676

	TOTAL INVESTMENTS - 100.1% (Cost $53,014,860)	$ 69,486,866
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(33,292)
	NET ASSETS - 100.0%	$ 69,453,574

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
SA	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	OPEN END FUNDS — 84.5%
	ALTERNATIVE – 82.3%
766,237	Catalyst Systematic Alpha Fund, Class I(a)			$ 7,294,573

	FIXED INCOME – 2.2%
15,327	Catalyst/CIFC Senior Secured Income Fund, Class I(a)			140,398
4,972	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)			54,197
				194,595

	TOTAL OPEN END FUNDS (Cost $9,505,431)			7,489,168

Principal Amount ($)		Discount Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 6.6%
	U.S. TREASURY BILLS — 6.6%
600,000	United States Treasury Bill(b)(e)	4.0639	09/04/25	589,366

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $590,328)			589,366

Shares
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
33,037	First American Treasury Obligations Fund, Class X, 4.26% (Cost $33,037)(c)			33,037

	TOTAL INVESTMENTS - 91.5% (Cost $10,128,796)			$ 8,111,571
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.5%			755,004
	NET ASSETS - 100.0%			$ 8,866,575

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
33	CME E-Mini Standard & Poor's 500 Index Future	06/23/2025	$ 9,327,863	$ (129,112)
	TOTAL FUTURES CONTRACTS

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

(a)	Affiliated Company.
(b)	Zero coupon bond
(c)	Rate disclosed is the seven day effective yield as of March 31, 2025
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	As of March, 31 2025 a portion is held as collateral for futures with a market value of $589,366.

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 49.9%
	EQUITY - 49.9%
57,523	iShares Core S&P 500 ETF			$ 32,322,173

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,186,970)			32,322,173

Principal Amount ($)		Discount Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 12.2%
	U.S. TREASURY BILLS — 12.2%
7,900,000	United States Treasury Bill(a)	4.0662	04/24/25	7,878,585

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,879,004)			7,878,585

Shares
	SHORT-TERM INVESTMENTS — 48.9%
	MONEY MARKET FUNDS - 48.9%
31,649,569	First American US Treasury Money Market Fund, Class Z, 4.13%(b)(c)			31,649,569
	TOTAL MONEY MARKET FUNDS (Cost $31,649,569)			31,649,569

	TOTAL INVESTMENTS - 111.0% (Cost $71,715,543)			$ 71,850,327
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.0)%			(7,108,066)
	NET ASSETS - 100.0%			$ 64,742,261

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
90	CBOT 10 Year US Treasury Note Future	06/19/2025	$ 10,009,688	$ 35,063
38	CBOT 2 Year US Treasury Note Future	07/01/2025	7,872,531	45,797
230	CBOT 5 Year US Treasury Note Future	07/01/2025	24,875,938	67,219
85	CBOT Corn Future(c)	05/15/2025	1,943,313	(199,062)
20	CBOT Corn Future(c)	07/15/2025	463,250	(37,063)
19	CBOT Soybean Future(c)	05/15/2025	964,013	300
4	CBOT Soybean Future(c)	07/15/2025	205,650	150
44	CBOT US Treasury Bond Futures	06/19/2025	5,160,375	69,977
15	CBOT Wheat Future(c)	05/15/2025	402,750	8,575
3	CBOT Wheat Future(c)	07/15/2025	82,575	1,700

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
31	CME Australian Dollar Currency Future	06/17/2025	$ 1,938,585	$ (15,525)
241	CME British Pound Currency Future	06/17/2025	19,447,194	(38,487)
5	CME E-Mini Standard & Poor's 500 Index Future	06/23/2025	1,413,313	(35,037)
19	COMEX Gold 100 Troy Ounces Future(c)	06/27/2025	5,985,570	133,540
19	COMEX Silver Future(c)	05/29/2025	3,288,045	(56,280)
1	Eurex DAX Index Future	06/23/2025	605,215	(23,297)
8	Eurex EURO STOXX 50 Future	06/23/2025	449,118	(7,796)
64	Euronext CAC 40 Index Future	04/21/2025	5,403,267	(195,934)
12	FTSE/MIB Index Future	06/23/2025	2,423,499	(112,005)
5	FVSA Index - Mini-Futures on VSTOXX Future (c)	05/22/2025	11,333	913
5	HKG Hang Seng Index Future	04/30/2025	744,176	(17,693)
112	ICE Brent Crude Oil Future(c)	05/01/2025	8,374,240	270,250
53	ICE Gas Oil Future(c)	05/13/2025	3,614,599	62,999
29	MEFF Madrid IBEX 35 Index Future	04/21/2025	4,116,444	(44,714)
10	Montreal Exchange 10 Year Canadian Bond Future	06/20/2025	862,836	4,507
6	Montreal Exchange S&P/TSX 60 Index Future	06/20/2025	1,248,989	(9,453)
24	NYBOT CSC C Coffee Future(c)	05/20/2025	3,417,750	(82,200)
6	NYBOT CSC C Coffee Future(c)	07/22/2025	844,650	(15,038)
13	NYBOT CSC Cocoa Future(c)	05/15/2025	1,027,260	(8,760)
1	NYBOT CSC Cocoa Future(c)	07/17/2025	78,880	(1,690)
88	NYMEX Light Sweet Crude Oil Future(c)	04/23/2025	6,290,240	260,150
2	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures(c)	05/01/2025	192,419	3,045
40	SFE S&P ASX Share Price Index 200 Future	06/20/2025	4,922,510	(42,277)
41	TSE Japanese 10 Year Bond Futures	06/16/2025	37,840,432	94,125
39	TSE TOPIX (Tokyo Price Index) Future	06/13/2025	6,923,231	(232,331)
	TOTAL OPEN LONG FUTURES CONTRACTS			$ (116,332)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
81	CBOT Soybean Meal Future(c)	05/15/2025	$ 2,370,871	$ 4,230
19	CBOT Soybean Meal Future(c)	07/15/2025	568,860	2,410
45	CBOT Soybean Oil Future(c)	05/15/2025	1,212,030	(75,588)
19	CBOT Soybean Oil Future(c)	07/15/2025	517,446	(31,518)
9	CME Canadian Dollar Currency Future	06/18/2025	628,470	2,275
13	CME E-Mini NASDAQ 100 Index Future	06/23/2025	5,054,270	106,215
31	CME E-Mini Russell 2000 Index Future	06/23/2025	3,142,005	73,560
87	CME Euro Foreign Exchange Currency Future	06/17/2025	11,812,425	8,806
62	CME Japanese Yen Currency Future	06/17/2025	5,207,225	(1,894)
51	CME New Zealand Dollar Currency Future	06/17/2025	2,900,370	46,635
7	CME Nikkei 225 Index Future	06/13/2025	1,264,550	36,225
202	CME Swiss Franc Currency Future	06/17/2025	28,802,675	191,907
3	COMEX Copper Future(c)	07/30/2025	381,075	(112)
12	COMEX Copper Future(c)	05/29/2025	1,510,200	(7,338)
77	Eurex 10 Year Euro BUND Future	06/09/2025	10,732,349	195,517

RETURN STACKED® BALANCED ALLOCATION & SYSTEMATIC MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
1	Eurex 30 Year Euro BUXL Future	06/09/2025	$ 129,027	$ 866
16	Eurex 5 Year Euro BOBL Future	06/09/2025	2,038,992	(14,792)
244	Euronext Milling Wheat Future(c)	05/13/2025	2,907,119	210,319
71	FTSE 100 Index Future	06/23/2025	7,880,839	110,610
74	KCBT Hard Red Winter Wheat Future(c)	05/15/2025	2,060,900	120,050
18	KCBT Hard Red Winter Wheat Future(c)	07/15/2025	513,000	27,913
21	Long Gilt Future	06/27/2025	2,487,488	(1,899)
162	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2025	3,421,958	81,671
94	NYBOT CTN Number 2 Cotton Future(c)	05/08/2025	3,141,010	12,910
39	NYBOT CTN Number 2 Cotton Future(c)	07/10/2025	1,325,805	4,410
5	NYMEX Henry Hub Natural Gas Futures(c)	04/29/2025	205,950	(11,910)
3	NYMEX NY Harbor ULSD Futures(c)	05/01/2025	287,204	(3,645)
6	NYMEX Platinum Future(c)	07/30/2025	308,250	(2,010)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ 1,085,823
	TOTAL OPEN FUTURES CONTRACTS			$ 969,491

ETF	- Exchange-Traded Fund

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	All or a portion of this investment is a holding of the RDMF Fund Ltd.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	COMMON STOCKS — 12.1%
	AEROSPACE & DEFENSE - 0.5%
700	TransDigm Group, Inc.			$ 968,303

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
26,200	Tradeweb Markets, Inc., Class A			3,889,652

	INSURANCE - 0.5%
13,500	Ryan Specialty Group Holdings, Inc.			997,245

	INTERNET MEDIA & SERVICES - 2.7%
1,200	Booking Holdings, Inc.			5,528,292

	MEDICAL EQUIPMENT & DEVICES - 1.6%
12,200	Penumbra, Inc.(a)			3,262,402

	SOFTWARE - 4.9%
8,900	Atlassian Corporation, Class A(a)			1,888,669
9,700	CyberArk Software Ltd.(a)			3,278,600
22,100	Okta, Inc.(a)			2,325,362
15,180	Wix.com Ltd.(a)			2,480,108
				9,972,739

	TOTAL COMMON STOCKS (Cost $23,662,761)			24,618,633

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 18.4%
	ASSET MANAGEMENT — 4.6%
80,800	Apollo Global Management, Inc.	6.7500	7/31/2026	5,905,672
72,100	Ares Management Corporation	6.7500	10/1/2027	3,475,941
				9,381,613
	BANKING — 9.3%
7,648	Bank of America Corporation	7.2500	Perpetual	9,441,991
7,800	Wells Fargo & Company - Series L	7.5000	Perpetual	9,366,240
				18,808,231

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	ELECTRIC UTILITIES — 4.5%
198,600	NextEra Energy, Inc.	7.2340	11/1/2027	$ 9,046,230

	TOTAL PREFERRED STOCKS (Cost $36,298,634)			37,236,074

Principal Amount ($)
	CONVERTIBLE BONDS — 63.4%
	AUTOMOTIVE — 1.0%
2,110,000	Ford Motor Company(b)	0.0000	03/15/26	2,065,690

	E-COMMERCE DISCRETIONARY — 2.9%
6,850,000	Etsy, Inc.	0.2500	06/15/28	5,812,225

	ELECTRIC UTILITIES — 9.4%
8,120,000	Alliant Energy Corporation	3.8750	03/15/26	8,680,280
9,390,000	PPL Capital Funding, Inc.	2.8750	03/15/28	10,507,410
				19,187,690
	GAS & WATER UTILITIES — 2.8%
5,560,000	American Water Capital Corporation	3.6250	06/15/26	5,676,760

	HOME CONSTRUCTION — 1.0%
2,112,000	Meritage Homes Corporation(c)	1.7500	05/15/28	2,063,424

	INTERNET MEDIA & SERVICES — 3.9%
6,439,000	Uber Technologies, Inc.	0.8750	12/01/28	7,836,263

	LEISURE FACILITIES & SERVICES — 3.7%
8,650,000	DraftKings, Inc.(b)	0.0000	03/15/28	7,529,825

	MEDICAL EQUIPMENT & DEVICES — 4.4%
9,150,000	Dexcom, Inc.	0.2500	11/15/25	8,889,225

	REAL ESTATE INVESTMENT TRUSTS — 14.6%
7,959,000	Digital Realty Trust, L.P.(c)	1.8750	11/15/29	7,881,798
6,350,000	Kite Realty Group, L.P.(c)	0.7500	04/01/27	6,446,914

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 63.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 14.6% (Continued)
6,370,000	Ventas Realty, L.P.	3.7500	06/01/26	$ 8,195,005
4,360,000	Welltower OP, LLC(c)	2.7500	05/15/28	7,106,800
				29,630,517
	SOFTWARE — 13.6%
2,966,000	BILL Holdings, Inc.(b),(c)	0.0000	04/01/30	2,408,392
1,229,000	Datadog, Inc.(b),(c)	0.0000	12/01/29	1,067,387
3,363,000	Nutanix, Inc.(c)	0.5000	12/15/29	3,553,107
6,342,000	Okta, Inc.	0.3750	06/15/26	6,050,268
2,211,000	PROS Holdings, Inc.	2.2500	09/15/27	2,070,602
6,612,000	Shopify, Inc.	0.1250	11/01/25	6,628,530
3,320,000	Tyler Technologies, Inc.	0.2500	03/15/26	4,045,240
1,790,000	Wix.com Ltd.(b)	0.0000	08/15/25	1,749,725
				27,573,251
	TECHNOLOGY SERVICES — 6.1%
6,667,000	Global Payments, Inc.	1.5000	03/01/31	6,280,314
6,036,000	Shift4 Payments, Inc.	0.5000	08/01/27	6,093,342
				12,373,656
	TOTAL CONVERTIBLE BONDS (Cost $124,415,313)			128,638,526

Shares
	SHORT-TERM INVESTMENTS — 5.3%
	MONEY MARKET FUNDS - 5.3%
10,647,821	First American Treasury Obligations Fund, Class X, 4.26% (Cost $10,647,821)(d)			10,647,821

	TOTAL INVESTMENTS - 99.2% (Cost $195,024,529)			$ 201,141,054
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			1,671,051
	NET ASSETS - 100.0%			$ 202,812,105

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $30,527,822 or 15.1% of net assets.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.7%
	ASSET MANAGEMENT — 0.7%
12	Eaton Vance Ltd. Duration Income Fund Series A(j)		6.9400	Perpetual	$ 255,000
12	Eaton Vance Ltd. Duration Income Fund Series B(j)		6.9400	Perpetual	255,000
16	Eaton Vance Ltd. Duration Income Fund Series C(j)		6.9400	Perpetual	340,000
29	Eaton Vance Ltd. Duration Income Fund Series D(j)		6.9400	Perpetual	616,250
24	Eaton Vance Ltd. Duration Income Fund Series E(j)		6.9400	Perpetual	510,000
88	Eaton Vance Senior Floating-Rate Trust Series A(j)		6.9400	Perpetual	1,936,000
46	Eaton Vance Senior Floating-Rate Trust Series B		6.9400	Perpetual	1,012,000
136	Eaton Vance Senior Floating-Rate Trust Series C(j)		6.9400	Perpetual	2,992,000
18	Eaton Vance Senior Floating-Rate Trust Series D		6.9400	Perpetual	396,000
	TOTAL PREFERRED STOCKS (Cost $8,198,375)				8,312,250

Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 77.7%
	AGENCY MORTGAGE BACKED SECURITIES — 0.2%
231,156	Fannie Mae Interest Strip Series 362 2(b)		4.5000	08/25/35	29,277
180,715	Fannie Mae REMICS Series 2010-55 SH(b),(c)	-(SOFR30A + 0.114%) + 6.500%	2.0460	05/25/40	4,023
271,466	Fannie Mae REMICS Series 2018-95 SA(b),(c)	-(SOFR30A + 0.114%) + 6.150%	1.6960	01/25/49	25,057
910,305	Fannie Mae Trust Series 2003-W6 5S(b),(c)	-(SOFR30A + 0.114%) + 7.600%	3.1460	09/25/42	73,115
248,458	Freddie Mac REMICS Series 3753 SB(b),(c)	-(SOFR30A + 0.114%) + 6.000%	1.5370	11/15/40	22,524
241,010	Freddie Mac Strips Series 365 257(b),(d)		4.5000	05/15/49	45,866
28,746,910	Ginnie Mae Strip Series 3 23(b)		1.4000	09/16/45	1,699,344
16,313	Government National Mortgage Association Series 2012-104 DI(b),(e),(j)		4.0000	09/16/25	79
120,242	Government National Mortgage Association Series 2003-12 S(b),(c),(j)	-(TSFR1M + 0.114%) + 7.550%	3.1160	02/20/33	11,090
109,433	Government National Mortgage Association Series 2011-71 SG(b),(c)	-(TSFR1M + 0.114%) + 5.400%	0.9660	05/20/41	9,592
131,241	Government National Mortgage Association Series 2011-89 SA(b),(c)	-(TSFR1M + 0.114%) + 5.450%	1.0160	06/20/41	11,353
1,238,139	Government National Mortgage Association Series 2013-43 IO(b),(d)		0.0230	08/16/48	278
					1,931,598

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	AUTO LOAN — 0.3%
3,543,282	CAL Receivables, LLC Series 2022-1 B(c),(f)	SOFR30A + 4.350%	8.6990	10/15/26	$ 3,533,896

	CDO — 0.9%
2,800,000	Attentus CDO III Ltd. Series 3A D(c),(f),(j)	TSFR3M + 1.912%	6.2010	10/11/42	601,703
2,967,458	Nomura CRE CDO Ltd. Series 2007-2A D(c),(f)	TSFR3M + 0.712%	5.8400	05/21/42	—
2,868,825	Taberna Preferred Funding I Ltd. Series 1A A2(c),(f),(j)	TSFR3M + 0.962%	5.2580	07/05/35	2,080,116
4,000,000	Taberna Preferred Funding I Ltd. Series 1A B2(c),(f),(j)	TSFR3M + 1.362%	5.6580	07/05/35	1,900,000
2,000,000	Taberna Preferred Funding II Ltd. Series 2005-2A A2(c),(f),(j)	TSFR3M + 0.912%	5.2150	11/05/35	1,253,388
5,950,000	Taberna Preferred Funding IV Ltd. Series 4A B1(c),(f),(j)	TSFR3M + 1.062%	5.3650	05/05/36	777,606
4,622,600	Taberna Preferred Funding V Ltd. Series 5A A1B(a),(c),(f),(j)	TSFR3M + 0.762%	5.3160	08/05/36	2,388,681
354,729	Wachovia Repackaged Asset Participating Securities Series 2003-1A A(c),(f)	PRIME + 0.550%	5.4040	02/08/35	284,670
542,399	Wachovia Repackaged Asset Participating Securities Series 2003-1A B(c),(f)	PRIME + 0.550%	5.4040	02/08/35	381,035
					9,667,199
	NON AGENCY CMBS — 32.6%
12,868,174	BAMLL Re-REMIC Trust Series 2016-GG10 AJA(d),(f)		3.5790	08/10/45	2,423,004
307,838	Banc of America Commercial Mortgage Trust Series 2006-4 C(d)		5.7540	07/10/46	295,766
171,345	Bayview Commercial Asset Trust Series 2005-2A A2(c),(f)	TSFR1M + 0.639%	4.9600	08/25/35	166,911
85,673	Bayview Commercial Asset Trust Series 2005-2A M1(c),(f)	TSFR1M + 0.759%	5.0800	08/25/35	82,999
174,558	Bayview Commercial Asset Trust Series 2005-2A B1(c),(f)	TSFR1M + 1.839%	6.1600	08/25/35	176,737
124,087	Bayview Commercial Asset Trust Series 2005-3A M5(c),(f)	TSFR1M + 1.074%	5.3950	11/25/35	123,914
210,947	Bayview Commercial Asset Trust Series 2005-3A B1(c),(f)	TSFR1M + 1.764%	6.0850	11/25/35	232,885
927,069	Bayview Commercial Asset Trust Series 2005-3A B2(c),(f)	TSFR1M + 2.559%	6.8800	11/25/35	1,052,827
572,801	Bayview Commercial Asset Trust Series 2005-3A B3(c),(f)	TSFR1M + 4.614%	8.9350	11/25/35	678,721
3,000,000	Bayview Commercial Asset Trust Series 2005-4A B2(c),(f)	SOFRRATE + 3.714%	2.5646	01/25/36	595,500
329,952	Bayview Commercial Asset Trust Series 2006-1A M3(c),(f)	TSFR1M + 0.744%	5.0650	04/25/36	303,112
538,359	Bayview Commercial Asset Trust Series 2006-1A M6(c),(f)	TSFR1M + 1.074%	5.3950	04/25/36	499,985
598,641	Bayview Commercial Asset Trust Series 2006-1A B1(c),(f)	TSFR1M + 1.689%	6.0100	04/25/36	561,992
96,083	Bayview Commercial Asset Trust Series 2006-2A B1(c),(f)	TSFR1M + 1.419%	5.7400	07/25/36	91,555
40,091	Bayview Commercial Asset Trust Series 2006-2A B2(c),(f)	TSFR1M + 2.319%	6.6400	07/25/36	794,543
143,602	Bayview Commercial Asset Trust Series 2006-4(c),(f)	TSFR1M + 0.459%	4.7800	12/25/36	138,383
540,232	Bayview Commercial Asset Trust Series 2006-SP2 M5(c),(f)	TSFR1M + 0.849%	5.1700	01/25/37	557,645
632,722	Bayview Commercial Asset Trust Series 2006-SP2 M6(c),(f)	TSFR1M + 0.954%	5.2750	01/25/37	666,797
1,847,204	Bayview Commercial Asset Trust Series 2007-2A M1(c),(f)	TSFR1M + 0.669%	4.9900	07/25/37	1,738,693

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON AGENCY CMBS — 32.6% (Continued)
715,486	Bayview Commercial Asset Trust Series 2007-3 M5(c),(f)	TSFR1M + 1.014%	5.3350	07/25/37	$ 888,964
1,273,324	Bayview Commercial Asset Trust 2007-2 Series 2A M2(c),(f)	TSFR1M + 0.729%	5.0500	07/25/37	1,194,559
4,855,607	BB-UBS Trust Series 2012-TFT A(f)		2.8900	06/05/30	4,635,390
5,645,000	BB-UBS Trust Series 2012-TFT B(d),(f)		3.5600	06/05/30	5,279,328
162,723	Bear Stearns Asset Backed Securities Trust Series 2003-3 M1(c)	TSFR1M + 1.344%	5.6650	06/25/43	167,387
241,999	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AJ(d)		5.5660	01/12/45	238,277
878,000	BWAY Mortgage Trust Series 2013-1515 C(f)		3.4460	03/10/33	796,574
3,240,000	BWAY Mortgage Trust Series 2013-1515 B(f)		3.4730	03/10/33	2,990,488
4,076,981	BXP Trust Series 2017-CQHP A(c),(f)	TSFR1M + 0.897%	5.2170	11/15/34	3,971,667
1,468,556	CD Mortgage Trust Series 2007-CD5 G(d),(f)		6.3730	11/15/44	1,461,197
3,636,555	CD Mortgage Trust Series 2017-CD5 XA(b),(d)		0.7770	08/15/50	50,392
326,800	CFCRE Commercial Mortgage Trust Series 2011-C2 D(d),(f)		5.2490	12/15/47	315,695
9,685,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(d),(f)		5.2490	12/15/47	9,122,094
2,190,000	CFCRE Commercial Mortgage Trust Series 2011-C2 F(d),(f)		5.2490	12/15/47	1,852,098
3,401,495	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(f)	TSFR1M + 1.264%	5.5840	06/15/31	3,249,670
8,450,000	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 D(c),(f)	TSFR1M + 2.864%	7.1840	06/15/31	6,422,000
763,322	Citigroup Commercial Mortgage Trust Series 2012-GC8 C(d),(f)		4.7830	09/10/45	721,557
6,292,176	COMM Mortgage Trust Series 2012-CCRE1 D(d),(f)		5.1040	05/15/45	5,646,180
10,817,078	COMM 2014-CCRE18 Mortgage Trust Series CR18 E(f)		3.6000	07/15/47	10,141,120
180,656	COMM Mortgage Trust Series 2012-LC4 B(d)		4.9340	12/10/44	171,686
10,269,466	COMM Mortgage Trust Series 2012-LC4 C(d)		5.1380	12/10/44	9,495,756
2,930,000	COMM Mortgage Trust Series 2012-LC4 D(d),(f)		5.1380	12/10/44	2,150,805
1,338,324	COMM Mortgage Trust Series 2013-CCRE9 E(d),(f)		4.4430	07/10/45	1,218,719
3,883,414	COMM Mortgage Trust Series 2012-CCRE3 B(f)		3.9220	10/15/45	3,558,734
867,000	COMM Mortgage Trust Series 2013-LC6 E(f)		3.5000	01/10/46	784,364
119,266	COMM Mortgage Trust Series 2013-LC6 D(d),(f)		3.7550	01/10/46	114,025
3,128,200	COMM Mortgage Trust Series 2013-CCRE6 C(d),(f)		3.7770	03/10/46	2,909,493
2,630,000	COMM Mortgage Trust Series 2013-CCRE6 D(d),(f)		3.8710	03/10/46	2,248,874
6,590,762	COMM Mortgage Trust Series 2013-CCRE7 D(d),(f)		4.2440	03/10/46	6,054,375
5,052,298	COMM Mortgage Trust Series 2010-C1 D(d),(f)		5.7940	07/10/46	4,893,965
1,380,000	COMM Mortgage Trust Series 2014-CR14 C(d)		3.5720	02/10/47	1,295,721
41,854	COMM Mortgage Trust Series 2014-CR14 B(d)		3.5720	02/10/47	40,030
610,000	COMM Mortgage Trust Series 2014-CCRE17 C(d)		4.7230	05/10/47	558,034
12,979,508	COMM Mortgage Trust Series 2015-LC21 XA(b),(d),(j)		0.5700	07/10/48	130

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON AGENCY CMBS — 32.6% (Continued)
9,812,308	Commercial Mortgage Pass Through Certificates Series 2012-LTRT A2(f)		3.4000	10/05/30	$ 9,420,888
72,926	Credit Suisse Commercial Mortgage Trust Series C4 C(d),(f)		5.5220	09/15/39	70,639
2,935,145	CSMC OA, LLC Series 2014-USA X1(b),(d),(f),(j)		0.5400	09/15/37	7,526
2,074,701	DBUBS Mortgage Trust Series 2011-LC3A D(d),(f)		5.2880	08/10/44	1,986,512
687,118	Greenwich Capital Commercial Mortgage Trust Series 2006-RR1 A1(d),(f)		5.9850	03/18/49	247,362
16,960	GS Mortgage Securities Trust Series 2010-C1 B(f)		5.1480	08/10/43	16,931
6,910,000	GS Mortgage Securities Trust Series 2010-C1 C(d),(f)		5.6350	08/10/43	6,815,077
22,195,000	GS Mortgage Securities Trust Series 2010-C1 D(d),(f)		6.3640	08/10/43	21,046,696
2,814,640	GS Mortgage Securities Trust Series 2011-GC5 D(d),(f)		5.1500	08/10/44	2,164,889
1,195,723	GS Mortgage Securities Trust Series 2011-GC5 C(d),(f)		5.1980	08/10/44	1,033,464
15,061,000	GS Mortgage Securities Trust Series 2011-GC5 B(d),(f)		5.1980	08/10/44	13,703,264
2,543,737	GS Mortgage Securities Trust Series 2007-GG10 AJ(d)		5.6300	08/10/45	419,717
1,913,853	GS Mortgage Securities Trust Series 2012-GCJ9 D(d),(f)		4.6010	11/10/45	1,803,629
8,715,973	GS Mortgage Securities Trust Series 2013-GC14 F(d),(f)		3.9420	08/10/46	8,336,479
138,218	Impac CMB Trust Series 2004-8 3M2(c)	TSFR1M + 1.689%	6.0100	08/25/34	133,393
95,690	Impac CMB Trust Series 2004-8 3B(c)	TSFR1M + 2.739%	7.0600	08/25/34	96,840
3,500,000	JP Morgan Chase Commercial Mortgage Series MINN A(c),(f)	TSFR1M + 1.317%	5.6360	11/15/35	3,256,228
17,514,801	JP Morgan Chase Commercial Mortgage Securities Series 2012-WLDN A(f)		3.9100	05/05/30	16,288,764
12,950,000	JP Morgan Chase Commercial Mortgage Securities Series C2 F(f)		3.3920	11/15/43	9,292,402
12,770,000	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 E(d),(f)		5.5820	11/15/43	12,081,721
2,004,065	JP Morgan Chase Commercial Mortgage Securities Series 2010-C2 D(d),(f)		5.5820	11/15/43	1,837,908
1,546,617	JP Morgan Chase Commercial Mortgage Securities Series 2006-CB17 AJ(d)		5.4890	12/12/43	638,055
8,683,288	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 E(d),(f)		4.9660	05/15/45	8,348,260
473,911	JP Morgan Chase Commercial Mortgage Securities Series C6 D(d)		4.9660	05/15/45	464,615
7,559,930	JP Morgan Chase Commercial Mortgage Securities Series CBX E(d),(f)		4.6910	06/15/45	7,004,033
3,552,556	JP Morgan Chase Commercial Mortgage Securities Series C8 G(d),(f)		2.7330	10/15/45	3,147,207
2,320,000	JP Morgan Chase Commercial Mortgage Securities Series C13 F(d),(f)		3.9860	01/15/46	1,919,402
651,799	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 B(d)(f)		5.0130	02/15/46	616,249
9,260,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 C(d),(f)		5.3600	02/15/46	8,519,385
751,000	JP Morgan Chase Commercial Mortgage Securities Series C3 F(d),(f)		5.5330	02/15/46	182,133

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON AGENCY CMBS — 32.6% (Continued)
2,376,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 D(d),(f)		5.5330	02/15/46	$ 2,093,884
107,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(d)		4.2870	04/15/46	24,987
4,940,000	JP Morgan Chase Commercial Mortgage Securities Series C16 E(d),(f)		3.7440	12/15/46	4,360,520
281,587	JP Morgan Chase Commercial Mortgage Securities Series 2012-LC9 C(d),(f)		3.5770	12/15/47	266,553
244,727	JP Morgan Mortgage Acquisition Trust Series 2007-CH1 MV6(c)	TSFR1M + 0.939%	4.7840	11/25/36	282,910
3,000,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12 D(d)		3.8600	07/15/45	2,774,318
6,452,790	JPMBB Commercial Mortgage Securities Trust Series 2013-C15 D(d),(f)		4.6100	11/15/45	5,792,231
69,411	LBSBC NIM Company Series 2005-2A N3(f)		5.5000	09/27/30	69,238
100	LBSBN Series 2005-2A PS(a)		0.0000	09/27/30	3,225,000
10,581,376	LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ(d)		4.6020	09/15/39	3,835,926
57,353	Merrill Lynch Mortgage Trust Series 2006-C1 B(d)		6.0770	05/12/39	59,830
515,760	ML-CFC Commercial Mortgage Trust Series 2007-9 AJ(d)		6.1930	09/12/49	479,128
233,853	ML-CFC Commercial Mortgage Trust Series 2007-9 AJA(d)		6.2220	09/12/49	217,188
347,615	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 D(d),(f)		4.3590	11/15/45	322,884
2,777,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 E(d),(f)		4.3587	11/15/45	947,390
2,868,078	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 C(d)		4.5360	11/15/45	2,618,499
356,097	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 C(d)		3.8110	02/15/46	337,271
4,930,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C10 D(d),(f)		3.9800	07/15/46	3,919,102
2,200,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 C(d)		3.9800	07/15/46	1,925,915
1,944,112	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(d)		4.0770	08/15/46	1,815,353
4,158,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 D(d),(f)		4.7490	10/15/46	3,775,015
2,814,529	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 F(d),(f)		4.1220	12/15/48	2,484,293
78,489	Morgan Stanley Capital I Trust Series 2011-C2 D(d),(f)		5.2130	06/15/44	75,337
8,575,000	Morgan Stanley Capital I Trust Series 2011-C2 E(d),(f)		5.2130	06/15/44	8,081,080
1,035,000	Morgan Stanley Capital I Trust Series 2012-C4 E(d),(f)		4.8200	03/15/45	384,068
1,016,263	Morgan Stanley Capital I Trust Series 2011-C3 E(d),(f)		4.9430	07/15/49	995,857
2,064,950	Morgan Stanley Capital I Trust Series 2011-C3 F(d),(f)		4.9430	07/15/49	1,936,700
1,680,000	Natixis Commercial Mortgage Securities Trust Series 2018-FL1 Class C(c),(f)	PRIME	7.5000	06/15/35	857,773
3,000,000	ReadyCap Commercial Mortgage Trust Series 2018-4 E(d),(f)		5.2490	02/27/51	2,824,498
8,000,000	TMSQ Mortgage Trust Series 2014-1500 XA(b),(d),(f)		0.1550	10/10/36	160

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON AGENCY CMBS — 32.6% (Continued)
496,481	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B(d),(f)		3.6490	03/10/46	$ 468,878
3,718,026	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(d),(f)		3.6490	03/10/46	3,338,091
2,477,250	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 D(d),(f)		3.6490	03/10/46	1,906,000
5,190,585	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 E(d),(f)		5.7890	01/10/45	3,834,702
19,121	Wachovia Bank Commercial Mortgage Trust Series 2004-C11 J(d),(f)		5.3100	01/15/41	19,071
3,254,870	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 E(d),(f)		4.9586	10/15/44	1,138,076
1,740,000	Wells Fargo Commercial Mortgage Trust Series 2017-SMP A(c),(f)	TSFR1M + 0.921%	5.2400	12/15/34	1,610,671
5,925,000	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 C(d)		3.8220	07/15/46	5,121,945
224,336	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(d)		3.8220	07/15/46	215,365
1,790,273	WFLD 2014-MONT Mortgage Trust Series MONT A(d),(f)		3.7550	08/10/31	1,685,795
102,827	WFRBS Commercial Mortgage Trust Series 2011-C2 E(d),(f)		5.0000	02/15/44	97,093
2,282,243	WFRBS Commercial Mortgage Trust Series 2011-C4 D(d),(f)		4.9600	06/15/44	2,091,776
664,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(d),(f)		4.9600	06/15/44	602,620
122,776	WFRBS Commercial Mortgage Trust Series 2013-C11 B(d)		3.7140	03/15/45	120,136
2,305,000	WFRBS Commercial Mortgage Trust Series 2013-C11 D(d),(f)		3.8060	03/15/45	1,937,343
1,410,584	WFRBS Commercial Mortgage Trust Series 2012-C9 E(d),(f)		4.4040	11/15/45	1,383,859
223,385	WFRBS Commercial Mortgage Trust Series 2012-C10 B		3.7440	12/15/45	209,767
1,705,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(d)		4.3110	12/15/45	1,332,842
14,507,689	WFRBS Commercial Mortgage Trust Series 2013-C14 C(d)		3.8050	06/15/46	12,759,935
6,956,000	WFRBS Commercial Mortgage Trust Series 2013-C14 D(d),(f)		3.8050	06/15/46	4,227,022
9,167,262	WFRBS Commercial Mortgage Trust Series 2013-C14 B(d)		3.8410	06/15/46	8,568,194
1,366,050	WFRBS Commercial Mortgage Trust 2014-C24 Series C24 D(f)		3.6920	11/15/47	1,064,100
1,386,755	WFRBS Commercial Mortgage Trust 2014-LC14 Series LC14 D(d),(f)		4.5860	03/15/47	1,313,853
5,705,000	Worldwide Plaza Trust Series 2017-WWP B(d),(f)		3.5960	11/10/36	1,990,903
3,555,000	X-Caliber Funding, LLC Series SKOAK B1(c),(f)		0.0000	05/15/25	2,855,988
3,000,000	X-Caliber Funding, LLC Series 2021-7 A(c),(f)	SOFRRATE + 3.120%	7.4370	01/06/26	2,981,928
720,000	X-Caliber Rural Lending, LLC Series SN1 B1(f)		15.0000	04/15/25	716,835
					367,096,681
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6%
1,300,807	ABFC Trust Series 2002-WF2 CE(g)		0.0000	11/25/29	1,063,833
190,458	ABFS Mortgage Loan Trust Series 2000-1 A1(e)		8.4250	07/15/31	160,896
111,509	ABFS Mortgage Loan Trust Series 2000-3 A(e)		8.1100	09/15/31	94,281
621,403	ABFS Mortgage Loan Trust Series 2001-3 A2(e),(f)		6.1700	03/15/32	617,355

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
2,194,173	ABFS Mortgage Loan Trust Series 2002-1 A5(e)		7.0100	12/15/32	$ 1,800,122
614,678	ABFS Mortgage Loan Trust Series 2003-1 M(c)	TSFR1M + 2.364%	6.6840	08/15/33	612,657
889,218	ABFS Mortgage Loan Trust Series 2002-4 M1(e)		6.9420	12/15/33	618,964
94,190	ABN Amro Mortgage Corporation Series 2002-9 M		5.7500	12/25/32	92,942
38,978	ABN Amro Mortgage Corporation Series 2003-3 A4		5.7500	02/25/33	38,252
754,123	Accredited Mortgage Loan Trust Series 2004-3 2A6(c)	TSFR1M + 0.984%	5.3050	10/25/34	782,097
892,823	Accredited Mortgage Loan Trust Series 2005-1 M5(c)	TSFR1M + 3.414%	6.0930	04/25/35	915,962
2,576,746	ACE Securities Corp Home Equity Loan Trust Series HE1 CE(a)		0.0000	11/20/31	2,258,356
215,595	ACE Securities Corp Home Equity Loan Trust Series 2002-HE2 M1(c)	TSFR1M + 1.389%	5.7100	08/25/32	308,856
36,692	ACE Securities Corp Home Equity Loan Trust Series HE2 M3(c)	TSFR1M + 3.339%	7.6600	08/25/32	55,232
244,003	ACE Securities Corp Home Equity Loan Trust Series TC1 M2(c)	TSFR1M + 3.039%	7.3600	06/25/33	232,723
550,425	ACE Securities Corp Home Equity Loan Trust Series HE1 M2(c)	TSFR1M + 1.764%	6.0850	03/25/34	548,460
37,637	ACE Securities Corp Home Equity Loan Trust Series RM1 M1(c)	TSFR1M + 1.164%	5.4850	07/25/34	36,771
528,589	ACE Securities Corp Home Equity Loan Trust Series 2004-RM1 B1(c),(f)	TSFR1M + 5.364%	9.6850	07/25/34	436,618
1,531,310	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1 M10(c)	TSFR1M + 3.614%	7.9350	05/25/35	1,705,849
140,048	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1 B2(f),(k)		0.0000	08/15/30	135,021
108,773	Adjustable Rate Mortgage Trust Series 2005-2 3A1(d)		6.3240	06/25/35	105,816
70,556	Adjustable Rate Mortgage Trust Series 2005-4 1A1(d)		3.4010	08/25/35	53,885
608,012	Adjustable Rate Mortgage Trust Series 2005-5 2A1(d)		5.8370	09/25/35	536,698
165,510	Adjustable Rate Mortgage Trust Series 2005-6A 1A21(c)	TSFR1M + 0.634%	4.9550	11/25/35	142,395
196,976	Adjustable Rate Mortgage Trust Series 2005-6A 1A1(c)	TSFR1M + 0.654%	4.9750	11/25/35	167,548
58,075	Adjustable Rate Mortgage Trust Series 2005-10 3A31(d)		4.0540	01/25/36	51,652
148,616	Adjustable Rate Mortgage Trust Series 2005-10 3A11(d)		4.0540	01/25/36	129,866
104,451	Adjustable Rate Mortgage Trust Series 2005-10 6A1(c)	TSFR1M + 0.654%	4.9750	01/25/36	97,351
370,110	Aegis Asset Backed Securities Trust Mortgage Series 2004-3 B2(c)	TSFR1M + 3.264%	7.5850	09/25/34	349,866
482,688	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 M3(c)	TSFR1M + 2.139%	6.4600	10/25/34	515,585
2,269,292	AFC Trust Series 1999-3 2A(c)	TSFR1M + 0.904%	5.2250	09/28/29	2,127,733
192,847	Alternative Loan Trust Series 2004-J6 M(d)		9.2800	11/25/31	190,655
47,852	Alternative Loan Trust Series 2003-J3 1A2		5.2500	11/25/33	46,934
391,332	Alternative Loan Trust Series 2005-43 5A1(d)		5.7780	09/25/35	341,595
50,968	Alternative Loan Trust Series 2005-51 2A1(c)	TSFR1M + 0.714%	5.0340	11/20/35	47,625
1,029,983	Alternative Loan Trust Series 2006-OC2 2A3(c)	TSFR1M + 0.694%	5.0150	02/25/36	931,311
1,468,744	Alternative Loan Trust Series 2006-J6 A2(b),(c)	-(TSFR1M + 0.114%) + 5.500%	1.0650	09/25/36	140,161

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
1,203,889	Alternative Loan Trust Series 2006-J6 A1(c)	TSFR1M + 0.614%	2.3570	09/25/36	$ 452,225
649,503	Alternative Loan Trust Series 2006-32CB A2(b),(c)	-(TSFR1M + 0.114%) + 5.330%	0.8950	11/25/36	59,529
391,267	Alternative Loan Trust Series 2006-32CB A1(c)	TSFR1M + 0.784%	5.1050	11/25/36	182,851
348,095	Alternative Loan Trust Series 2004-2CB 4A1		5.0000	08/25/54	348,468
546,152	American Home Mortgage Assets Trust Series 2006-1 2A1(c)	TSFR1M + 0.304%	4.6250	05/25/46	469,290
6,504,785	American Home Mortgage Investment Trust Series 2005-2 5A4D(e)		5.8280	09/25/35	4,607,656
1,837	American Home Mortgage Investment Trust Series 2004-1 1M1(c)	TSFR1M + 1.014%	5.3350	04/25/44	1,831
848,811	American Home Mortgage Investment Trust Series 2005-4 5A(c)	TSFR6M + 2.178%	1.7710	11/25/45	314,992
298,279	American Home Mortgage Investment Trust Series 2006-3 12A1(c)	TSFR1M + 0.494%	4.8150	12/25/46	284,983
37,080	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Series AR1 M1(c)	TSFR1M + 1.179%	3.6640	09/25/32	38,533
2,303,286	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Series 2002-C M1(c)	TSFR1M + 3.489%	7.8100	11/25/32	2,383,582
433,503	Ameriquest Mortgage Securities Asset-Backed Series 2002-3 M3(c)	TSFR1M + 2.964%	7.2850	08/25/32	447,100
110,618	Ameriquest Mortgage Securities Asset-Backed Series 2003-AR1 M3(c)	TSFR1M + 4.614%	3.9500	01/25/33	108,453
992,136	Ameriquest Mortgage Securities Asset-Backed Series 2004-R3 M4(c)	TSFR1M + 2.874%	7.1950	05/25/34	906,740
126,306	Ameriquest Mortgage Securities Inc Asset Back Series R1 M1(c)	TSFR1M + 0.909%	5.2300	02/25/34	145,559
269,044	Ameriquest Mortgage Securities Inc Asset-Backed Series 2002-D M1(c)	TSFR1M + 3.864%	3.3930	02/25/33	253,742
449,753	Ameriquest Mortgage Securities Inc Asset-Backed Series AR3 M5(c)	TSFR1M + 5.739%	3.1660	06/25/33	372,069
442,164	Amortizing Residential Collateral Trust Series 2002-BC5 M2(c)	TSFR1M + 1.914%	6.2350	07/25/32	452,684
171,980	Amresco Residential Securities Corp Mort Loan Series 1999-1 M1(c)	TSFR1M + 0.864%	5.6850	11/25/29	151,786
889,697	Argent Securities Inc Asset-Backed Pass-Through Series 2003-W3 M5(c)	TSFR1M + 5.739%	4.3260	09/25/33	787,171
192,110	Argent Securities Inc Asset-Backed Pass-Through Series W9 M1(c)	TSFR1M + 0.984%	4.3810	06/26/34	190,801
2,675,292	Asset Backed Securities Corp Home Equity Loan Series 2003-HE1 M3(c)	TSFR1M + 5.364%	9.6840	01/15/33	2,449,556
602,664	Asset Backed Securities Corp Home Equity Loan Series 2003-HE6 A2(c)	TSFR1M + 0.794%	5.1150	11/25/33	639,817
559,514	Banc of America Alternative Loan Trust Series 2006-4 1A2(b),(c)	-(TSFR1M + 0.114%) + 5.150%	0.7150	05/25/46	29,276
554,437	Banc of America Alternative Loan Trust Series 2006-4 1A1(c)	TSFR1M + 0.964%	5.2850	05/25/46	473,210
245,210	Banc of America Alternative Loan Trust Series 2006-4 1A4		6.0000	05/25/46	219,478
303,851	Banc of America Alternative Loan Trust Series 2006-4 1A3		6.0000	05/25/46	271,971
644,950	Banc of America Alternative Loan Trust Series 2006-4 1A5		6.0000	05/25/46	577,281
1,063,002	Banc of America Funding Corporation Series 2008-1 A2(d)		4.6040	09/25/48	1,036,310
350,829	Banc of America Funding Trust Series 2016-R2 1A1(d),(f)		4.7000	05/01/33	350,070
75,257	Banc of America Funding Trust Series 2003-1 B2		6.0000	05/20/33	34,972
41,979	Banc of America Funding Trust Series 2007-4 5A1		5.5000	11/25/34	36,349
387,303	Banc of America Funding Trust Series 2004-B 6A1(d)		2.8810	12/20/34	324,361

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
131,598	Banc of America Funding Trust Series 2005-B 1A1(d)		5.7230	04/20/35	$ 121,315
1,371,728	Banc of America Funding Trust Series 2005-E 2A1(d)		3.9530	05/20/35	1,216,642
2,132,931	Banc of America Funding Trust Series 2015-R8 3A2(d),(f)		4.7730	08/26/35	1,672,047
47,889	Banc of America Funding Trust Series 2005-8 30PO(k)		0.0000	01/25/36	31,218
1,109,743	Banc of America Funding Trust Series 2006-A 5A1(d)		3.6770	02/20/36	965,162
860,670	Banc of America Funding Trust Series 2006-A 4A1(d)		5.4960	02/20/36	820,717
372,867	Banc of America Funding Trust Series 2006-B 7A1(d)		4.4850	03/20/36	324,547
156,296	Banc of America Funding Trust Series 2006-B 1A1(d)		6.8720	03/20/36	149,708
123,682	Banc of America Funding Trust Series 2006-C 4A1(d)		5.4820	04/20/36	108,002
503,315	Banc of America Funding Trust Series 2006-D 2A1(d)		3.4990	05/20/36	458,338
199,822	Banc of America Funding Trust Series 2006-F 1A2(d)		6.5100	07/20/36	167,292
7,378	Banc of America Funding Trust Series 2006-G 3A3(c)	TSFR12M + 2.465%	6.6000	07/20/36	7,323
67,389	Banc of America Funding Trust Series 2007-7 30PO(k)		0.0000	09/25/37	31,216
91,212	Banc of America Funding Trust Series 2006-I 5A1(d)		3.5120	10/20/46	77,533
1,152,234	Banc of America Funding Trust Series 2007-5 7A5		6.5000	07/25/47	876,644
321,339	Banc of America Funding Trust Series 2007-8 3A1		6.0000	08/25/53	173,279
336,509	Banc of America Funding Trust Series 2009-R9 3A3(d),(f)		3.4780	11/25/56	260,904
262,830	Banc of America FundingTrust Series 2006-J 4A1(d)		5.1090	01/20/47	228,117
3,893,675	Banc of America Mortgage Trust Series 2004-G 3A1(d)		5.9730	08/25/34	2,544,738
30,378	Banc of America Mortgage Trust Series 2005-A 2A2(d)		5.1250	02/25/35	29,484
587,383	Banc of America Mortgage Trust Series 2005-G 4A3(d)		3.4790	08/25/35	524,061
605,005	Banc of America Mortgage Trust Series 2005-I 4A1(d)		7.4210	10/25/35	606,005
71,528	Banc of America Mortgage Trust Series 2006-A 1A1(d)		4.0470	02/25/36	60,549
59,654	Banc of America Mortgage Trust Series 2006-B 2A1(d)		5.3360	11/20/46	52,944
2,000,000	BankAmerica Manufactured Housing Contract Trust Series 2 B1(d)		7.0700	02/10/32	238,640
616,109	Bayview Financial Asset Trust Series 2007-SR1A A(c),(f)	TSFR1M + 0.564%	4.8850	03/25/37	615,994
2,588,921	Bayview Financial Asset Trust Series 2007-SR1A M1(c),(f)	TSFR1M + 0.914%	5.2350	03/25/37	2,594,122
1,298,069	Bayview Financial Asset Trust Series 2007-SR1A M2(c),(f)	TSFR1M + 1.014%	5.3350	03/25/37	1,301,236
1,010,311	Bayview Financial Asset Trust Series 2007-SR1A M3(c),(f)	TSFR1M + 1.264%	5.5850	03/25/37	1,022,642
2,122,554	Bayview Financial Asset Trust Series 2007-SR1A M4(c),(f)	TSFR1M + 1.614%	5.9350	03/25/37	2,098,381
921,495	Bayview Financial Mortgage Pass-Through Trust Series A B1(c)	TSFR1M + 4.239%	8.5670	02/28/44	974,834
4,203,428	BCAP, LLC Trust Series 2013-RR7 4A4(d),(f)		5.4840	12/27/34	4,052,161
1,723,237	BCAP, LLC Trust Series 2009-RR10 1A2(d),(f)		6.0000	02/26/36	1,678,517
1,240,011	BCAP, LLC Trust Series 2010-RR11 3A3(d),(f)		4.5190	06/27/36	1,180,031

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
1,196,989	BCMSC Trust Series 1998-C M1(d)		7.5100	01/15/29	$ 1,181,868
709,412	BCMSC Trust Series 1999-A M1(d)		6.7850	03/15/29	699,458
731,888	BCMSC Trust Series 1999-B A2(d)		6.9750	12/15/29	53,558
611,382	BCMSC Trust Series 1999-B A3(d)		0.7360	12/15/29	46,055
4,944,914	BCMSC Trust Series 1999-B A5(d)		0.7360	12/15/29	385,985
737,790	BCMSC Trust Series 1999-B A6(d)		0.7360	12/15/29	60,763
127,669	Bear Stearns ALT-A Trust Series 2004-12 2A4(d)		4.3690	01/25/35	116,920
1,486,288	Bear Stearns ALT-A Trust Series 2005-10 11A1(c)	TSFR1M + 0.614%	4.9350	01/25/36	1,409,898
1,753,548	Bear Stearns ALT-A Trust Series 2006-1 11A1(c)	TSFR1M + 0.594%	4.9150	02/25/36	1,655,955
366,798	Bear Stearns ALT-A Trust Series 2006-3 35A1(d)		2.8250	05/25/36	174,813
148,446	Bear Stearns ALT-A Trust Series 2006-3 1A1(c)	TSFR1M + 0.494%	4.8150	05/25/36	127,478
52,653	Bear Stearns ALT-A Trust Series 2006-3 33A1(d)		5.2570	05/25/36	32,555
196,607	Bear Stearns ARM Trust Series 2004-9 23A1(d)		8.2500	11/25/34	192,973
725,548	Bear Stearns ARM Trust Series 2005-6 3A1(d)		6.5260	08/25/35	703,477
206,946	Bear Stearns ARM Trust Series 2006-4 1A1(d)		6.8150	10/25/36	199,201
47,749	Bear Stearns ARM Trust Series 2007-5 3A1(d)		4.7390	08/25/47	41,539
2,747,890	Bear Stearns ARM Trust Series 2007-5 2A1(d)		5.1590	08/25/47	2,493,868
1,121,747	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(c)	TSFR1M + 2.814%	5.9580	09/25/34	1,065,255
6,842,257	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9A(c)	TSFR1M + 6.114%	10.4350	10/25/34	6,830,545
148,848	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M6(c)	TSFR1M + 4.764%	6.2770	12/25/34	190,446
1,006,367	Bear Stearns Asset Backed Securities I Trust Series TC1 M7(c)	TSFR1M + 4.614%	5.4650	05/25/35	1,068,502
960,825	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M6(c)	TSFR1M + 2.664%	5.4650	05/25/35	974,907
377,670	Bear Stearns Asset Backed Securities I Trust Series 2005-TC1 M5(c)	TSFR1M + 2.064%	5.4650	05/25/35	380,549
129,122	Bear Stearns Asset Backed Securities I Trust Series 2005-AC5 1A1(c)	TSFR1M + 1.114%	5.4350	08/25/35	77,852
3,547,332	Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 M8(c),(f)	TSFR1M + 4.614%	5.4930	08/25/35	3,645,751
2,412,278	Bear Stearns Asset Backed Securities I Trust Series 2006-HE10 1M2(c)	TSFR1M + 0.464%	4.7850	12/25/36	2,320,960
1,171,529	Bear Stearns Asset Backed Securities I Trust Series 2007-HE1 2M1(c)	TSFR1M + 0.384%	4.7050	01/25/37	1,100,870
13,111	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A1(e)		5.7500	10/25/33	14,642
367,823	Bear Stearns Asset Backed Securities Trust Series 2003-SD1 A(c)	TSFR1M + 1.014%	5.3350	12/25/33	374,121
1,788,000	Bear Stearns Asset Backed Securities Trust Series 2006-SD1 M4(c)	TSFR1M + 2.364%	6.6850	04/25/36	1,918,221
1,521,894	Bear Stearns Asset Backed Securities Trust Series 2006-2 M6(c)	TSFR1M + 2.739%	7.0600	07/25/36	1,516,441
2,987,000	Bear Stearns Asset Backed Securities Trust Series 2006-2 M7(c)	TSFR1M + 3.864%	8.1850	07/25/36	2,905,223
24,609	Bear Stearns Asset Backed Securities Trust Series 2006-SD3 1A1A		5.5000	08/25/36	24,689
346,892	Bear Stearns Asset Backed Securities Trust Series 2006-SD4 3A1(c)	12MTA + 0.980%	1.2530	10/25/36	91,382

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
409,906	Bear Stearns Asset Backed Securities Trust Series 2007-SD1 1A2A		6.0000	10/25/36	$ 137,900
277,237	Bear Stearns Asset Backed Securities Trust Series 2005-SD3 2M4(c)	TSFR1M + 3.264%	7.5850	11/25/39	307,372
424,304	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M3(c)	TSFR1M + 3.264%	7.5850	12/25/42	494,654
902,000	Bear Stearns Asset Backed Securities Trust Series 2005-SD4 2M4(c)	TSFR1M + 3.264%	7.5850	12/25/42	1,019,959
27,133	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1PO(k)		0.0000	09/25/46	19,920
134,432	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A1B		5.5000	09/25/46	124,777
561,920	Bear Stearns Mortgage Funding Trust Series 2006-SL5 1A(c)	TSFR1M + 0.414%	4.7350	12/25/36	802,899
4,282	Bear Stearns Mortgage Securities, Inc. Series 1997-6 1A(d)		8.8300	03/25/31	4,275
266	Bear Stearns Mortgage Securities, Inc. Series 1997-6 B2(d)		8.8300	03/25/31	261
175,238	Bear Stearns Second Lien Trust Series 2007-1 1A(c)	TSFR1M + 0.494%	4.6250	01/25/37	171,951
14,605	Bear Stearns Second Lien Trust Series 2007-1 3A(c)	TSFR1M + 0.554%	4.8750	08/25/37	13,946
229,481	Bond Securitization Trust Series 2003-1 X(d)		0.0000	10/25/34	208,828
102,661	Centex Home Equity Loan Trust Series 2004-C M2(c)	TSFR1M + 0.909%	5.0020	06/25/34	100,073
216,737	Centex Home Equity Loan Trust Series 2004-D MF2(e)		6.0600	09/25/34	216,131
124,007	Chase Funding Loan Acquisition Trust Series OPT1 M2(c)	TSFR1M + 1.614%	5.9350	06/25/34	126,826
41,211	Chase Funding Trust Series 2003-6 1A7(e)		4.8660	11/25/34	40,453
909,481	ChaseFlex Trust Series 2005-2 3A4		7.5000	06/25/35	554,370
190,210	CHL Mortgage Pass-Through Trust Series 2004-2 2A1(d)		4.7170	02/25/34	170,765
194,028	CHL Mortgage Pass-Through Trust Series 2004-5 2A7		5.0000	05/25/34	192,477
1,226,862	CHL Mortgage Pass-Through Trust Series 2004-7 6A1(d)		6.1160	05/25/34	1,171,577
35,795	CHL Mortgage Pass-Through Trust Series 2004-8 1A6(k)		0.0000	07/25/34	27,850
300,398	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(d)		6.5480	08/25/34	276,696
1,298	CHL Mortgage Pass-Through Trust Series 2005-7 2A2(c)	TSFR1M + 0.834%	5.1550	03/25/35	429
1,739,142	CHL Mortgage Pass-Through Trust Series 2005-11 3A3(d)		3.7040	04/25/35	1,385,858
221,891	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	135,419
103,099	CHL Mortgage Pass-Through Trust Series 2005-HYB6 5A1(d)		4.4900	10/20/35	99,276
720,368	CHL Mortgage Pass-Through Trust Series 2005-31 2A3(d)		4.4550	01/25/36	637,511
111,123	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	103,245
1,536,762	CHL Mortgage Pass-Through Trust 2004-25 Series 25 2A1(c)	TSFR1M + 0.794%	5.1150	02/25/35	1,400,034
465,121	CIT Home Equity Loan Trust Series 2002-2 MV2(c)	TSFR1M + 2.004%	6.5830	11/25/31	674,688
77,278	Citicorp Mortgage Securities Trust Series 2006-1 1A4		6.0000	02/25/36	71,464
173,307	Citicorp Mortgage Securities, Inc. Series 2005-2 1A3		5.5000	03/25/35	153,798
87,778	Citigroup Mortgage Loan Trust Series 2004-HYB2 3A(d)		5.9430	03/25/34	75,506

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
211,215	Citigroup Mortgage Loan Trust Series 2009-4 7A5(d),(f)		5.4800	05/25/35	$ 198,946
18,720	Citigroup Mortgage Loan Trust Series 2013-8 1A2(d),(f)		5.6260	05/25/35	17,583
219,600	Citigroup Mortgage Loan Trust Series 2006-AR2 1A2(d)		5.4690	03/25/36	215,091
324,436	Citigroup Mortgage Loan Trust Series 2006-AR3 1A2A(d)		4.8340	06/25/36	312,984
265,684	Citigroup Mortgage Loan Trust Series 2013-8 2A2(d),(f)		5.3910	11/25/36	178,016
1,279,390	Citigroup Mortgage Loan Trust Series 2008-RR1 A1A1(c),(f)	TSFR1M + 0.184%	4.5050	01/25/37	1,127,554
1,527,652	Citigroup Mortgage Loan Trust Series 2007-6 1A4A(d)		4.7450	03/25/37	1,484,602
564,926	Citigroup Mortgage Loan Trust, Inc. Series 2004-RR1 2A1(c),(f)	TSFR1M + 0.514%	4.8350	01/25/29	536,424
277,731	Citigroup Mortgage Loan Trust, Inc. Series HE3 M3(c)	TSFR1M + 3.639%	7.9600	12/25/33	318,630
3,301,000	Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3 M4(c)	TSFR1M + 4.614%	8.9350	12/25/33	3,669,399
30,750	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3		8.0000	08/25/34	31,949
226,806	Citigroup Mortgage Loan Trust, Inc. Series 2004-RES1 M7(c)	TSFR1M + 2.739%	7.0600	11/25/34	848,138
884,385	Citigroup Mortgage Loan Trust, Inc. Series 2005-9 2A3		5.7500	11/25/35	680,815
68,539	CitiMortgage Alternative Loan Trust Series 2007-A1 1APO(k)		0.0000	01/25/37	38,721
142,939	CitiMortgage Alternative Loan Trust Series 2007-A1 1A9(b),(c)	-(TSFR1M + 0.114%) + 5.400%	0.9650	01/25/37	9,804
14,959	CitiMortgage Alternative Loan Trust Series 2007-A1 1A1		6.0000	01/25/37	13,314
11,151,101	Conseco Finance Corporation Series 7 B2(d)		7.7000	10/15/26	388,560
487,720	Conseco Finance Corporation Series 1996-8 B1(d)		7.9500	11/15/26	494,049
1,813,961	Conseco Finance Corporation Series 6 B1(d)		8.0000	09/15/27	1,842,740
2,556,170	Conseco Finance Corporation Series 1997-8 M1(d)		7.0200	10/15/27	2,599,889
998,179	Conseco Finance Corporation Series 1996-9 B1(d)		7.6500	01/15/28	1,016,501
3,442,769	Conseco Finance Corporation Series 1997-3 M1(d)		7.5300	03/15/28	3,506,038
1,107,107	Conseco Finance Corporation Series 1997-2 M1(d)		7.5400	06/15/28	1,129,457
4,023,025	Conseco Finance Corporation Series 7 M1(d)		7.0300	07/15/28	4,087,438
2,196,013	Conseco Finance Corporation Series 1996-10 B1(d)		7.2400	11/15/28	2,234,733
195,174	Conseco Finance Corporation Series 1998-2 M1(d)		6.9400	12/01/28	196,229
3,882,908	Conseco Finance Corporation(d)		6.9700	05/15/29	3,962,928
1,916,838	Conseco Finance Corporation Series 1998-3 M1(d)		6.8600	03/01/30	1,931,549
430,449	Conseco Finance Corporation Series 1999-3 A9(d)		6.5300	02/01/31	387,468
1,599,604	Conseco Finance Securitizations Corporation Series 1999-6 A1(d),(f)		7.3600	06/01/30	442,170
2,295,092	Conseco Finance Securitizations Corporation Series 2002-1 M2(d)		9.5460	12/01/33	2,236,574
73,316	Contimortgage Home Equity Loan Trust Series 1996-4 A10(c)	TSFR1M + 0.594%	4.9140	01/15/28	60,344
219,722	Countrywide Asset-Backed Certificates Series BC2 B(c)	TSFR1M + 4.464%	8.7850	08/25/33	230,574

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
419,201	Countrywide Asset-Backed Certificates Series 2004-BC2 M5(c)	TSFR1M + 2.739%	7.0600	10/25/33	$ 426,212
22,686	Countrywide Asset-Backed Certificates Series 2004-S1 M1(e)		5.2520	02/25/35	22,642
662,152	Countrywide Asset-Backed Certificates Series 2006-13 1AF5(e)		3.9540	01/25/37	556,034
748,869	Countrywide Asset-Backed Certificates Series 2007-QX1 A1(c)	TSFR1M + 0.614%	4.9350	05/25/37	652,196
21,172	Countrywide Home Equity Loan Trust Series 2006-HW 2A1A(c)	TSFR1M + 0.264%	4.5840	11/15/36	18,809
1,542,526	Countrywide Home Equity Loan Trust Series 2006-HW 2A1B(c)	TSFR1M + 0.264%	4.5840	11/15/36	1,311,864
255,057	Credit Suisse First Boston Mortgage Securities Series 2005-8 6A1		5.5000	08/25/25	178,348
424,694	Credit Suisse First Boston Mortgage Securities Series MH29 B1(d)		8.1000	09/25/31	429,045
150,837	Credit Suisse First Boston Mortgage Securities Series AR2 2M2(c)	TSFR1M + 2.514%	6.8350	02/25/32	158,982
239,093	Credit Suisse First Boston Mortgage Securities Series 2002-P1A A(d),(f)		5.0830	03/25/32	228,405
105,523	Credit Suisse First Boston Mortgage Securities Series 2002-18 1M2(d)		7.0000	06/25/32	102,100
531,197	Credit Suisse First Boston Mortgage Securities Series 2002-HE1 A2(c)	TSFR1M + 0.854%	4.1790	08/25/32	504,715
594,781	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 B1(c)	TSFR1M + 2.914%	7.2350	10/25/32	664,838
18,404	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB2(d)		7.4010	11/25/32	17,804
72,171	Credit Suisse First Boston Mortgage Securities Series 2002-AR31 CB1(d)		7.4010	11/25/32	69,988
49,532	Credit Suisse First Boston Mortgage Securities Series 2003-8 CB2(d)		5.6690	04/25/33	46,488
164,543	Credit Suisse First Boston Mortgage Securities Series AR26 9M3(c)	TSFR1M + 2.864%	7.1850	11/25/33	164,441
557,873	Credit Suisse First Boston Mortgage Securities Series 2004-AR1 6M2(c)	TSFR1M + 2.214%	6.5350	02/25/34	617,675
693,258	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B3(c)	TSFR1M + 3.364%	4.1110	04/25/34	639,185
50,710	Credit Suisse First Boston Mortgage Securities Series 2004-5 5A1		5.0000	09/25/34	44,543
698,078	Credit Suisse First Boston Mortgage Securities Series 2005-12 5A1		5.2500	01/25/36	606,367
2,881	Credit-Based Asset Servicing and Securitization, Series 1999-3 A(d),(f)		4.0940	02/03/29	2,225
2,838,273	Credit-Based Asset Servicing and Securitization, Series 2002-CB1 B2(c)	TSFR1M + 5.889%	10.2100	02/25/30	2,641,753
876,565	Credit-Based Asset Servicing and Securitization, Series 2002-CB2 M2(c)	TSFR1M + 2.064%	6.3850	04/25/32	914,873
141,658	Credit-Based Asset Servicing and Securitization, Series 2002-CB4 M1(c)	TSFR1M + 1.239%	6.0850	02/25/33	148,047
4,464,000	Credit-Based Asset Servicing and Securitization, Series RP1 B3(e),(f)		5.9000	04/25/36	4,890,253
988,846	Credit-Based Asset Servicing and Securitization, Series 2006-RP2 M1(c),(f)	TSFR1M + 1.164%	5.4850	07/25/36	1,043,399
262,579	Credit-Based Asset Servicing and Securitization, Series 2006-CB2 AF4(e)		2.9920	12/25/36	218,189
714,864	Credit-Based Asset Servicing and Securitization, Series 2007-SL1A A2(c),(f)	TSFR1M + 0.574%	4.8950	02/25/37	559,386
177,644	Credit-Based Asset Servicing and Securitization, Series 2007-SP1 M1(e),(f)		4.3890	12/25/37	242,776
1,123,748	Credit-Based Asset Servicing and Securitization, Series 2004-RP1 M3(c),(f)	TSFR1M + 3.114%	7.4350	05/25/50	1,121,584
553,042	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-AGE1 B3(c)	TSFR1M + 4.114%	8.4350	02/25/32	614,343

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
522,638	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29 2B1		7.0000	10/25/32	$ 524,783
40,072	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 4M3(c)	TSFR1M + 3.014%	7.3350	07/25/33	39,506
5,361	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 7A1		5.5000	11/25/33	5,329
193,305	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 8A1		6.0000	11/25/33	196,244
497,237	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 4A2(c)	TSFR1M + 0.464%	4.7850	10/25/35	419,671
1,104	CSMC Series 2014-4R 16A3(c),(f)	TSFR1M + 0.314%	4.6670	02/27/36	1,102
61,987	CSMC Series 2011-6R 4A2(d),(f)		4.0650	04/28/37	56,712
1,348,434	CSMC Mortgage-Backed Trust Series 2006-9 4A13		6.5000	11/25/36	795,310
518,222	CSMC Mortgage-Backed Trust Series 2007-1 5A13		6.0000	02/25/37	284,881
125,904	CSMC Mortgage-Backed Trust Series 2007-3 4A6(c)	TSFR1M + 0.364%	4.6850	04/25/37	96,447
162,933	CSMC Mortgage-Backed Trust Series 2007-3 3A4		5.0000	04/25/37	135,879
2,302,731	CSMC Mortgage-Backed Trust Series 2007-4 5A1		6.0000	06/25/37	355,826
189,026	CSMC Mortgage-Backed Trust Series 2007-4 1A1(c)	TSFR1M + 0.514%	4.8350	06/25/37	106,584
1,104,355	CWABS Asset-Backed Certificates Trust Series 2004-10 MV4(c)	TSFR1M + 1.689%	4.5200	12/25/34	1,001,923
356,876	CWABS Asset-Backed Certificates Trust Series 2004-13 MF5(d)		5.5680	01/25/35	236,536
1,277,562	CWABS Asset-Backed Certificates Trust Series 2005-17 1AF4(e)		6.5470	05/25/36	1,039,021
306,922	CWABS Inc Asset-Backed Certificates Series 2004-1 M1(c)	TSFR1M + 0.864%	5.1850	03/25/34	313,038
37,334	CWABS Revolving Home Equity Loan Trust Series 2004-O 2A(c)	TSFR1M + 0.394%	4.7140	02/15/34	36,860
378,923	CWHEQ Home Equity Loan Trust Series 2006-S6 A5(d)		5.9620	03/25/34	360,956
1,126,850	CWHEQ Home Equity Loan Trust Series 2006-S5 A5		6.1550	06/25/35	1,736,188
146,890	CWHEQ Home Equity Loan Trust Series 2006-S7 A5(d)		5.9450	11/25/35	146,891
13,756	CWHEQ Revolving Home Equity Loan Trust Series 2005-H 2A(c)	TSFR1M + 0.354%	4.6740	12/15/35	13,742
456,540	CWHEQ Revolving Home Equity Loan Trust Series 2005-K 2A4(c)	TSFR1M + 0.454%	4.7740	02/15/36	424,021
4,770,138	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(c)	TSFR1M + 0.254%	4.5740	01/15/37	4,524,683
278,500	CWHEQ Revolving Home Equity Loan Trust Series Series 2005-D 2A(c)	TSFR1M + 0.304%	4.6240	11/15/35	256,360
1,560,328	CWHEQ Revolving Home Equity Loan Trust Series Series 2007-B A(c)	TSFR1M + 0.264%	4.5840	02/15/37	1,457,720
266,140	CWHEQ Revolving Home Equity Loan Trust Series Series 2007-A A(c)	TSFR1M + 0.234%	4.5540	04/15/37	249,298
940,538	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(c)	TSFR1M + 0.334%	4.6550	08/25/37	808,688
139,416	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 A3(d)		4.7220	06/25/36	126,924
96,198	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1 A3(e)		6.3650	02/25/36	89,180
1,555,264	Deutsche Financial Capital Securitization, LLC Series 1998-I B1		7.2750	04/15/28	1,510,544
27,198	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 B2(d)		5.5000	09/25/33	26,235
1,823,806	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 3AF2(c),(f)	TSFR1M + 0.394%	4.7140	04/15/36	1,678,922

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
245,630	Deutsche Mortgage Securities Inc Mortgage Loan Series 2006-PR1 3AF1(c),(f)	TSFR1M + 0.394%	4.7140	04/15/36	$ 226,117
144,759	DSLA Mortgage Loan Trust Series 2004-AR1 A2B(c)	TSFR1M + 0.954%	5.2710	09/19/44	129,396
865,573	DSLA Mortgage Loan Trust Series 2004-AR2 A1B(c)	TSFR1M + 0.914%	5.2310	11/19/44	736,594
572,492	DSLA Mortgage Loan Trust Series 2004-AR2 A2B(c)	TSFR1M + 0.914%	5.2310	11/19/44	518,641
1,592,350	DSLA Mortgage Loan Trust Series 2005-AR3 2A1B(c)	TSFR1M + 0.594%	4.9110	07/19/45	1,452,770
3,277,128	DSLA Mortgage Loan Trust Series 2007-AR1 1A1B(c)	TSFR1M + 0.254%	4.5710	04/19/47	2,550,898
222,627	Equity One Mortgage Pass-Through Trust Series 2002-1 M1(d)		6.2820	08/25/32	220,023
209,469	Finance America Mortgage Loan Trust Series 2004-3 M2(c)	TSFR1M + 1.059%	5.3800	11/25/34	192,209
195,762	Finance America Mortgage Loan Trust Series 2004-3 M3(c)	TSFR1M + 1.134%	5.4550	11/25/34	172,684
248,998	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(c)	TSFR1M + 1.914%	6.2350	04/25/32	251,413
10,612	First Franklin Mortgage Loan Trust Series 2003-FFB X(d),(g)		0.0000	02/25/33	10,250
157,074	First Franklin Mortgage Loan Trust Series 2004-FF2 M5(c)	TSFR1M + 1.614%	5.9350	03/25/34	150,897
4,807,869	First Franklin Mortgage Loan Trust Series 2004-FFH2 M4(c)	TSFR1M + 1.689%	6.0100	06/25/34	4,227,891
993,386	First Franklin Mortgage Loan Trust Series 2004-FFH3 M4(c)	TSFR1M + 1.719%	6.0400	10/25/34	845,490
53,148	First Franklin Mortgage Loan Trust Series 2004-FFA X(f),(g)		0.0000	04/25/38	53,138
889,106	First Franklin Mortgage Loan Trust 2003-FF1 M2(c)	TSFR1M + 2.739%	7.0600	03/25/33	1,162,305
142,186	First Horizon Alternative Mortgage Securities Series 2004-AA5 2A1(d)		5.4640	12/25/34	134,405
340,741	First Horizon Alternative Mortgage Securities Series 2004-AA7 1A1(d)		4.6920	02/25/35	313,581
24,390	First Horizon Alternative Mortgage Securities Series 2005-AA1 1A1(d)		4.6550	03/25/35	13,952
1,725,535	First Horizon Alternative Mortgage Securities Series 2005-AA3 2A1(d)		3.8100	05/25/35	831,745
170,868	First Horizon Alternative Mortgage Securities Series 2005-AA5 1A1(d)		5.7280	07/25/35	90,185
1,112	First Horizon Alternative Mortgage Securities Series 2006-AA4 1A1(d)		0.0000	07/25/36	—
16,237	First Horizon Mortgage Pass-Through Trust Series 2000-H 3B1(d)		6.5900	05/25/30	16,092
13,020	First Horizon Mortgage Pass-Through Trust Series 2000-H 4B2(d)		6.8550	05/25/30	12,747
148,128	First Horizon Mortgage Pass-Through Trust Series 2004-FL1 1A1(c)	TSFR1M + 0.384%	4.7050	02/25/35	132,984
162,491	First Horizon Mortgage Pass-Through Trust Series 2005-AR4 2A1(d)		5.2690	10/25/35	149,791
593,772	First Horizon Mortgage Pass-Through Trust Series 2005-AR6 3A1(d)		7.0000	01/25/36	448,934
463,660	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 3A1(d)		3.5150	10/25/36	360,792
365,543	First Horizon Mortgage Pass-Through Trust Series 2004-AR1 3A1(d)		2.9770	05/25/37	291,695
31,433	First Horizon Mortgage Pass-Through Trust Series 2007-AR2 2A1(d)		3.8750	07/25/37	15,158
163,790	FirstCity Capital Home Equity Loan Trust Series 1998-2 A3(c),(f)	TSFR1M + 1.714%	6.0350	01/25/29	163,260
278,398	FirstCity Capital Home Equity Loan Trust Series 1998-2 A1(f)		6.9900	01/25/29	278,413
772,508	Floating Rate Mortgage Pass-through Cert Series 2 M3(c)	TSFR1M + 3.039%	7.3600	10/25/31	794,849
223,433	Fremont Home Loan Trust Series 1999-3 A1(c)	TSFR1M + 0.824%	5.1450	12/25/29	217,943

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
201,364	Fremont Home Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.904%	5.2250	12/25/29	$ 195,492
1,213,799	Fremont Home Loan Trust Series 2002-2 M1(c)	TSFR1M + 1.839%	6.1600	10/25/33	1,397,626
35,506	Fremont Home Loan Trust Series 2004-B M7(c)	TSFR1M + 3.114%	7.4350	05/25/34	29,768
9,198	Fremont Home Loan Trust Series 2005-A M3(c)	TSFR1M + 0.849%	5.1700	01/25/35	9,048
222,163	Global Mortgage Securitization Ltd. Series 2004-A A2(c),(f)	TSFR1M + 0.434%	4.7550	11/25/32	218,165
979,090	GMACM Home Equity Loan Trust Series 2004-HE3 A2VN(c),(f)	TSFR1M + 0.614%	4.9350	10/25/34	929,167
9,901	GMACM Home Equity Loan Trust Series 2005-HE1 A1VN(c),(f)	TSFR1M + 0.614%	4.9350	08/25/35	5,157
837,619	GMACM Home Equity Loan Trust Series 2007-HE2 A1(c)	TSFR1M + 0.254%	4.5750	12/25/37	773,987
635,592	GMACM Home Equity Loan Trust Series 2007-HE2 A4(e)		7.4240	12/25/37	622,374
117,684	GMACM Mortgage Loan Trust Series 2004-J2 A9(k)		0.0000	06/25/34	99,923
1,642,982	GMACM Mortgage Loan Trust Series 2005-AR4 3A1(d)		3.7740	07/19/35	1,439,547
519,439	GMACM Mortgage Loan Trust Series 2004-GH1 B(e)		5.5000	07/25/35	377,879
284,799	GMACM Mortgage Loan Trust Series 2005-AR6 3A1(d)		4.2520	11/19/35	242,721
107,608	GreenPoint Mortgage Funding Trust Series 2005-HE3 A(c)	TSFR1M + 0.294%	4.6140	09/15/30	106,754
634,196	GreenPoint Mortgage Funding Trust Series 2006-AR2 4A1(c)	12MTA + 2.000%	6.6350	03/25/36	588,284
58,091	GreenPoint Mortgage Funding Trust Series 2006-AR3 4A1(c)	TSFR1M + 0.534%	4.8550	04/25/36	51,934
235,863	GreenPoint Mortgage Funding Trust Series 2005-AR4 1A1(c)	TSFR1M + 0.634%	4.9550	10/25/45	228,838
202,025	GreenPoint Mortgage Funding Trust Series 2005-AR5 3A1(c)	TSFR1M + 0.674%	4.9950	11/25/45	151,106
1,465,403	GreenPoint Mortgage Loan Trust Series 2004-1 A(c)	TSFR1M + 1.264%	5.5850	10/25/34	1,242,625
312,633	GreenPoint MTA Trust Series 2005-AR3 1A1(c)	TSFR1M + 0.594%	4.9150	08/25/45	262,684
1,186,847	GSAA Home Equity Trust Series 2005-2 B3(c)	TSFR1M + 3.564%	7.8850	12/25/34	1,083,493
79,239	GSAMP Trust Series 2004-HE1 M1(c)	TSFR1M + 0.939%	5.2600	05/25/34	72,447
1,342,986	GSAMP Trust Series 2004-SD1 M2(c)	TSFR1M + 2.514%	6.8350	06/25/34	1,123,668
4,339,327	GSAMP Trust Series 2004-AR2 M2(c)	TSFR1M + 1.014%	5.3350	08/25/34	4,484,401
140,046	GSMPS Mortgage Loan Trust Series 1998-2 A(d),(f)		7.7500	05/19/27	126,894
48,856	GSMPS Mortgage Loan Trust Series 1998-3 A(d),(f)		5.1300	09/19/27	48,331
43,721	GSMPS Mortgage Loan Trust Series 1998-1 A(d),(f)		8.0000	09/19/27	42,192
121,401	GSMPS Mortgage Loan Trust Series 1999-2 A(d),(f)		8.0000	09/19/27	120,775
327,338	GSMPS Mortgage Loan Trust Series 2001-2 A(d),(f)		7.5000	06/19/32	316,707
85,845	GSR Mortgage Loan Trust Series 2003-1 B1(d)		5.7900	03/25/33	80,519
9,085	GSR Mortgage Loan Trust Series 2003-1 A2(c)	H15T1Y + 1.750%	5.8800	03/25/33	9,031
64,769	GSR Mortgage Loan Trust Series 2003-3F B3(d)		5.9500	04/25/33	60,653
147,578	GSR Mortgage Loan Trust Series 2003-4F B3(d)		5.8970	05/25/33	147,480
122,414	GSR Mortgage Loan Trust Series 2003-9 A2(c)	TSFR12M + 2.465%	6.6000	08/25/33	118,763

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
48,270	GSR Mortgage Loan Trust Series 2004-15F 3A1(c)	TSFR1M + 0.414%	4.7350	12/25/34	$ 44,486
235,052	GSR Mortgage Loan Trust Series 2005-1F 4A1(c)	TSFR1M + 0.414%	4.7350	01/25/35	216,258
54,715	GSR Mortgage Loan Trust Series 2005-7F 2A6		5.5000	09/25/35	53,639
178,613	GSR Mortgage Loan Trust Series 2005-AR5 1A1(d)		6.7670	10/25/35	171,652
206,027	GSR Mortgage Loan Trust Series 2005-AR7 5A1(d)		4.7520	11/25/35	173,411
317,521	GSR Mortgage Loan Trust Series 2005-8F 2A1		5.5000	11/25/35	299,832
423,749	GSR Mortgage Loan Trust Series 2005-8F 2A4		5.5000	11/25/35	400,142
978,107	GSR Mortgage Loan Trust Series 2005-8F 2A6		5.5000	11/25/35	923,619
1,102,577	GSR Mortgage Loan Trust Series 2006-2F 1A1		5.0000	02/25/36	1,000,014
522,319	GSR Mortgage Loan Trust Series 2006-1F 1A6(c)	TSFR1M + 1.064%	5.3850	02/25/36	1,486,808
23,374	GSR Mortgage Loan Trust Series 2006-1F 1A3		5.5000	02/25/36	63,942
15,276	GSR Mortgage Loan Trust Series 2006-1F 1A9		5.5000	02/25/36	31,310
712,323	GSR Mortgage Loan Trust Series 2006-1F 4A1		5.5000	02/25/36	511,638
1,283,161	GSR Mortgage Loan Trust Series 2006-2F 2A13		5.7500	02/25/36	1,109,072
1,516,183	GSR Mortgage Loan Trust Series 2006-2F 2A17		5.7500	02/25/36	1,310,478
161,881	GSR Mortgage Loan Trust Series 2006-2F 2A1		5.7500	02/25/36	139,918
65,147,000	GSR Mortgage Loan Trust Series 2006-4F 2A2		5.5000	05/25/36	972,000
2,604,000	GSR Mortgage Loan Trust Series 2006-4F 5A11		5.5000	05/25/36	740,000
875,000	GSR Mortgage Loan Trust Series 2006-4F 2A11		5.5000	05/25/36	560,000
45,456	GSR Mortgage Loan Trust Series 2006-5F 2A4		6.0000	06/25/36	103,534
241,954	GSR Mortgage Loan Trust Series 2006-5F 2A2		6.0000	06/25/36	551,094
122,795	GSR Mortgage Loan Trust Series 2006-5F 2A1		6.0000	06/25/36	279,688
100,598,000	GSR Mortgage Loan Trust Series 2006-7F 2A1		6.0000	08/25/36	1,559,937
16,936	GSR Mortgage Loan Trust Series 2006-10F 2A1		5.7500	12/25/36	1,335,674
114,014	GSR Mortgage Loan Trust Series 2007-1F 2A4		5.5000	01/25/37	203,750
204,205	GSR Mortgage Loan Trust Series 2007-1F 2A2		5.5000	01/25/37	757,696
759,437	GSR Mortgage Loan Trust Series 2007-1F 3A1		6.0000	01/25/37	451,800
610,896	GSR Mortgage Loan Trust Series 2007-AR1 1A1(d)		4.1720	03/25/37	314,170
420,299	GSR Mortgage Loan Trust Series 2007-AR1 3A1(d)		4.2240	03/25/37	364,471
142,600	GSR Mortgage Loan Trust Series 2007-3F 2A1		5.7500	05/25/37	1,648,369
207,787	GSR Mortgage Loan Trust Series 2007-AR2 5A1A(d)		5.9890	05/25/37	192,473
37,152	GSR Mortgage Loan Trust Series 2007-4F 1A1		5.0000	07/25/37	68,222
1,999,366	GSR Mortgage Loan Trust Series 2007-4F 2A1		5.7500	07/25/37	3,703,992
53,333	HarborView Mortgage Loan Trust Series 2003-1 B1(d)		5.5020	05/19/33	43,318

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
230,548	HarborView Mortgage Loan Trust Series 2004-1 B1(d)		6.0300	04/19/34	$ 168,206
817,959	HarborView Mortgage Loan Trust Series 2004-8 3A2(c)	TSFR1M + 0.914%	5.2310	11/19/34	629,119
67,200	HarborView Mortgage Loan Trust Series 2004-9 4A2(c)	TSFR1M + 0.894%	5.2110	12/19/34	56,347
3,114,847	HarborView Mortgage Loan Trust Series 2005-2 1A(c)	TSFR1M + 0.634%	4.9800	05/19/35	922,680
309	HarborView Mortgage Loan Trust Series 2005-14 3A1A(d)		7.4420	12/19/35	307
1,867,581	HarborView Mortgage Loan Trust Series 2005-16 4A1B(c)	12MTA + 2.000%	6.6350	01/19/37	1,433,074
18,412	Home Equity Asset Trust Series 2002-2 B1(c)	TSFR1M + 2.714%	7.0350	06/25/32	35,257
358,059	Home Equity Asset Trust Series 5 B1(c)	TSFR1M + 4.364%	8.6850	05/25/33	366,935
160,222	Home Equity Asset Trust Series 2003-1 B2(c)	TSFR1M + 4.864%	9.1850	06/25/33	1,235,188
96,264	Home Equity Asset Trust Series 2003-8 B2(c)	TSFR1M + 3.364%	7.6850	04/25/34	136,351
3,094,192	Home Equity Asset Trust Series 2004-5 M6(c)	TSFR1M + 2.064%	6.3850	11/25/34	3,238,915
4,269,311	Home Equity Asset Trust Series 2007-3 M1(c)	TSFR1M + 0.639%	4.9600	08/25/37	5,037,411
233,589	Home Equity Mortgage Loan Asset-Backed Trust Series 2000-C MV1(c)	TSFR1M + 0.784%	4.7370	12/25/31	399,611
505,868	Home Equity Mortgage Loan Asset-Backed Trust Series 2000-C AV(c)	TSFR1M + 0.364%	4.7370	12/25/31	487,884
100	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF2(e)		6.0980	10/25/32	375,000
187,805	Home Equity Mortgage Loan Asset-Backed Trust Series 2002-B M1(c)	TSFR1M + 1.539%	5.8600	10/25/33	191,020
58,060	Home Equity Mortgage Loan Asset-Backed Trust Series 2004-A M2(c)	TSFR1M + 2.139%	3.9420	07/25/34	56,325
243,480	Home Equity Mortgage Trust Series 2007-1 A1(c)	TSFR1M + 0.454%	4.7750	05/25/37	235,143
294,654	IMC Home Equity Loan Trust Series 1996-2 A7		7.9500	07/25/26	294,919
459,534	IMC Home Equity Loan Trust Series 1998-3 A7(e)		5.4320	08/20/29	451,627
47,328	IMC Home Equity Loan Trust Series 1998-5 A5(e)		5.3410	12/20/29	47,260
60,897	Impac CMB Trust Series 2004-10 3A2(c)	TSFR1M + 0.914%	5.2350	03/25/35	58,500
117,020	Impac CMB Trust Series 2005-4 2A2(c)	TSFR1M + 0.494%	5.1950	05/25/35	112,688
530,945	Impac CMB Trust Series 2005-4 2B1(c)	TSFR1M + 1.764%	6.9100	05/25/35	559,335
513,109	Impac CMB Trust Series 2005-7 A1(c)	TSFR1M + 0.634%	4.9550	11/25/35	456,628
159,730	Impac Secured Assets CMN Owner Trust Series 2003-3 M1(d)		5.2580	08/25/33	156,403
114,624	Impac Secured Assets CMN Owner Trust Series 2005-1 4A(d)		5.9150	07/25/35	107,043
106,106	IndyMac ARM Trust Series 2001-H1 1A(d)		6.8730	08/25/31	56,420
71,075	IndyMac IMSC Mortgage Loan Trust Series 2007-F3 P (g)(k)		0.0000	09/25/37	41,648
2,485,908	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 3A1(d)		4.6470	01/25/36	2,227,599
14,781	IndyMac INDA Mortgage Loan Trust Series 2005-AR2 2A1(d)		5.6530	01/25/36	13,965
60,006	IndyMac INDA Mortgage Loan Trust Series 2007-AR4 3A1(d)		4.7370	08/25/37	58,196
1,695,132	IndyMac INDX Mortgage Loan Trust Series 2005-AR9 2A1(d)		5.2340	07/25/35	1,612,160
408,154	IndyMac INDX Mortgage Loan Trust Series 2006-AR25 2A1(d)		3.6730	09/25/36	371,481

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
12,928	Irwin Home Equity Loan Trust Series 2004-1 2B1(c)	TSFR1M + 3.189%	7.5100	12/25/34	$ 12,918
348,476	Irwin Home Equity Loan Trust Series 2006-P1 1A(c),(f)	TSFR1M + 0.394%	4.7150	12/25/36	339,219
286,553	Irwin Home Equity Loan Trust Series 2006-P1 2A3(e),(f)		6.3000	06/25/37	286,399
775,435	Jefferies Resecuritization Trust Series 2009-R6 7A5(d),(f)		5.9850	08/26/35	735,831
360,447	Jefferies Resecuritization Trust Series 2009-R7 6A2(d),(f)		5.0780	10/21/35	359,291
250,145	JP Morgan Alternative Loan Trust Series 2005-S1 2A1		5.0000	12/25/35	163,397
325,695	JP Morgan Mortgage Trust Series 2004-S2 2A13(c)	TSFR1M + 0.514%	4.8350	11/25/34	303,792
174,922	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	159,729
217,874	JP Morgan Mortgage Trust Series 2005-A6 5A1(d)		6.5840	08/25/35	221,906
582,386	JP Morgan Mortgage Trust Series 2005-A8 1A1(d)		5.2030	11/25/35	457,406
47,680	JP Morgan Mortgage Trust Series 2007-A2 3A1(d)		4.8910	04/25/37	39,601
146,482	JP Morgan Mortgage Trust Series 2007-S2 3A2		6.0000	06/25/37	141,907
58,789	JP Morgan Mortgage Trust Series 2007-S2 3A3		6.5000	06/25/37	57,884
1,187,426	JP Morgan Resecuritization Trust Series 2010-4 6A4(d),(f)		4.5000	10/26/36	1,053,836
1,514,513	Lehman A.B.S Manufactured Housing Contract Trust Series A C(b)		0.0000	06/15/33	1,484,051
764,456	Lehman Mortgage Trust Series 2005-2 5A1(c)	TSFR1M + 1.014%	5.3350	12/25/35	419,657
591,730	Lehman Mortgage Trust Series 2005-2 AX(b)		5.5000	12/25/35	88,126
123,101	Lehman Mortgage Trust Series 2005-2 5A2(c)	-4.600(TSFR1M + 0.114%) + 28.060%	7.6610	12/25/35	107,255
1,369,562	Lehman Mortgage Trust Series 2007-5 8A1(c)	TSFR1M + 0.394%	1.7760	08/25/36	249,509
1,386,127	Lehman Mortgage Trust Series 2007-5 8A2(b),(c)	-(TSFR1M + 0.114%) + 7.720%	3.2850	08/25/36	175,233
102,134	Lehman Mortgage Trust Series 2007-3 2A1(k)		0.0000	03/25/37	67,747
230,506	Lehman Mortgage Trust Series 2007-10 2A2		6.5000	01/25/38	63,787
167,518	Lehman Mortgage Trust Series 2006-4 4A1		6.0000	06/25/49	113,209
2,543,113	Lehman XS Trust Series 2005-4 1M1(c)	TSFR1M + 0.864%	5.1850	10/25/35	2,793,207
635,429	Lehman XS Trust Series 2005-5N 1A2(c)	TSFR1M + 0.474%	4.7950	11/25/35	636,593
1,039,123	Lehman XS Trust Series 2007-3 1AA1(c)	TSFR1M + 0.434%	4.7550	03/25/37	887,200
87,415	Lehman XS Trust Series 2007-6 3A2(e)		4.2330	05/25/37	86,847
326,657	Lehman XS Trust Series 2006-2N 1A1(c)	TSFR1M + 0.634%	4.9550	02/25/46	291,334
1,082,993	Long Beach Mortgage Loan Trust Series 2002-1 M3(c)	TSFR1M + 3.864%	8.1850	05/25/32	1,119,398
427,286	Long Beach Mortgage Loan Trust Series 2003-2 M3(c)	TSFR1M + 3.489%	7.8100	06/25/33	462,302
441,449	Long Beach Mortgage Loan Trust Series 2003-3 M3(c)	TSFR1M + 5.364%	9.6850	07/25/33	841,886
414,311	Long Beach Mortgage Loan Trust Series 2004-5 A5(c)	TSFR1M + 0.674%	4.9950	09/25/34	414,138
334,354	Long Beach Mortgage Loan Trust Series 2004-5 A6(c)	TSFR1M + 0.694%	5.0150	09/25/34	330,444

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
4,650,286	Long Beach Mortgage Loan Trust Series 2005-WL1 3M3(c)	TSFR1M + 1.089%	5.4100	06/25/45	$ 4,681,649
14,706	Luminent Mortgage Trust Series 2006-7 2A1(c)	TSFR1M + 0.454%	4.7750	12/25/36	13,318
172,636	Luminent Mortgage Trust Series 2006-7 1A1(c)	TSFR1M + 0.474%	4.7950	12/25/36	165,673
591,861	Luminent Mortgage Trust Series 2007-2 2A1(c)	TSFR1M + 0.574%	4.8950	05/25/37	489,249
113,645	MAFI II REMIC Trust Series 1999-A B1(d),(f)		8.0000	03/20/30	110,989
276,428	MASTR Adjustable Rate Mortgages Trust Series 2004-11 B1(c)	TSFR1M + 2.364%	6.6850	11/25/34	270,874
2,539,019	MASTR Adjustable Rate Mortgages Trust Series 2004-14 B2(c)	TSFR1M + 3.514%	7.8350	01/25/35	2,202,763
1,022,715	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A1(d)		1.8350	07/25/35	349,935
1,795,988	MASTR Adjustable Rate Mortgages Trust Series 2005-6 3A2(d)		1.8350	07/25/35	596,577
2,871,604	MASTR Adjustable Rate Mortgages Trust Series 2007-1 2A1(d)		5.0860	11/25/36	1,513,854
3,489,153	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 1A1(c)	12MTA + 0.800%	5.4350	12/25/46	2,532,198
291,664	MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 2A1(c)	12MTA + 0.800%	5.4350	12/25/46	236,693
300,000	MASTR Adjustable Rate Mortgages Trust Series 2007-3 22A5(c)	TSFR1M + 0.794%	5.1150	05/25/47	248,014
10,430	MASTR Alternative Loan Trust Series 2004-10 4A1		6.0000	09/25/34	9,967
536,652	MASTR Alternative Loan Trust Series 2004-13 9A2		5.5000	01/25/35	271,958
49,505	MASTR Alternative Loan Trust Series 2005-6 30PO(g)(k)		0.0000	12/25/35	10,167
94,296	MASTR Alternative Loan Trust Series 2005-6 3A1		5.5000	12/25/35	82,133
2,184,142	MASTR Asset Backed Securities Trust Series 2005-WF1 M9(c)	TSFR1M + 2.649%	6.9700	06/25/35	2,277,563
143,591	MASTR Asset Backed Securities Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	4.6680	04/25/33	145,449
48,058	MASTR Asset Backed Securities Trust Series 2003-WMC2 M2(c)	TSFR1M + 2.589%	4.4940	08/25/33	52,182
1,014,086	MASTR Asset Backed Securities Trust Series 2004-OPT1 M1(c)	TSFR1M + 0.894%	5.2150	02/25/34	1,016,167
369,120	MASTR Asset Securitization Trust Series 2002-NC1 M3(c)	TSFR1M + 3.264%	7.5850	10/25/32	345,991
27,247	MASTR Asset Securitization Trust Series 2003-11 6A16		5.2500	12/25/33	26,744
76,235	MASTR Asset Securitization Trust Series 2004-9 3A7		5.2500	07/25/34	72,779
942,375	MASTR Asset Securitization Trust Series 2004-11 5A4		5.7500	12/25/34	735,178
106,631	MASTR Asset Securitization Trust Series 2004-11 5A5		5.7500	12/25/34	83,286
1,237,058	MASTR Reperforming Loan Trust Series 2005-1 1A4(f)		7.5000	08/25/34	928,734
45,728	MASTR Seasoned Securitization Trust Series 2003-1 3A2(c)	TSFR1M + 0.514%	4.8350	02/25/33	44,430
33,665	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B5(d),(f)		5.0090	10/20/29	33,110
53,917	Mellon Residential Funding Cor Mor Pas Thr Tr Series 1999-TBC3 B4(d),(f)		5.0090	10/20/29	52,544
1,409,819	MERIT Securities Corporation Series 11PA B3(c),(f)	SOFRRATE + 2.364%	7.2100	09/28/32	1,314,029
110,861	Merrill Lynch Alternative Note Asset Trust Series 2007-AF1 1AF2		5.7500	05/25/37	106,182
246,891	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 2A1(d)		4.3690	04/25/37	215,425

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
1,720,381	Merrill Lynch Mortgage Investors Trust Series 2003-WMC2 B1(c)	TSFR1M + 4.389%	8.7100	02/25/34	$ 1,281,872
927,752	Merrill Lynch Mortgage Investors Trust Series 2005-NC1 B3(c)	TSFR1M + 3.189%	7.5100	10/25/35	852,013
154,386	Merrill Lynch Mortgage Investors Trust Series 2006-AF1 PO(g)(k)		0.0000	08/25/36	—
2,711,222	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 B3(c),(f)	TSFR1M + 1.239%	5.5600	08/25/36	3,058,153
25,900	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B1(c)	TSFR1M + 1.059%	5.3800	08/25/28	23,670
20,904	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-D B2(c)	TSFR1M + 2.364%	6.6850	08/25/28	17,553
96,365	Merrill Lynch Mortgage Investors Trust MLCC Series 2003-F B1(c)	TSFR1M + 1.014%	5.3350	10/25/28	90,815
93,197	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-2 1A(d)		6.6180	06/25/37	92,526
88,760	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A2 2M1(d)		6.3690	03/25/33	70,511
280,958	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A1 M2(d)		6.6390	12/25/34	264,845
1,042,426	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A7 2A1(d)		5.3120	09/25/35	832,242
514,684	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC8 B2(c)	TSFR1M + 5.739%	10.0600	09/25/33	495,127
406,324	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-NC10 B3(c)	TSFR1M + 5.739%	10.0600	10/25/33	973,507
710,256	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-SD2 B1(c)	TSFR1M + 4.164%	7.1350	04/25/34	759,464
476,103	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-SD3 B1(c),(f)	TSFR1M + 3.339%	7.6600	06/25/34	506,392
35,465	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE7 M2(c)	TSFR1M + 1.059%	5.3800	08/25/34	39,834
717,932	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE8 M2(c)	TSFR1M + 1.134%	5.4550	09/25/34	735,260
807,091	Morgan Stanley A.B.S Capital I Inc Trust Series 2005-WMC2 M3(c)	TSFR1M + 0.819%	5.1400	02/25/35	798,044
1,670,657	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-NC4 A2D(c)	TSFR1M + 0.364%	4.6850	05/25/37	1,377,234
286,763	Morgan Stanley Dean Witter Capital I Inc Trust Series AM1 M2(c)	TSFR1M + 2.589%	6.9100	01/25/32	527,425
43,648	Morgan Stanley Dean Witter Capital I Inc Trust Series 2001-AM1 B1(c)	TSFR1M + 3.414%	7.7350	02/25/32	451,923
207,890	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-NC1 M3(c)	TSFR1M + 3.264%	7.5850	11/25/32	322,238
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-NC2 B1(c)	TSFR1M + 5.739%	10.0600	02/25/33	1,745,847
7,000,000	Morgan Stanley Dean Witter Capital I Inc Trust Series 2002-AM3 B2(c)	TSFR1M + 5.739%	11.0640	02/25/33	611,266
77,042	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A1(d)		5.5980	03/25/33	68,145
297,446	Morgan Stanley Mortgage Loan Trust Series 2005-2AR B1(c)	TSFR1M + 0.614%	4.9350	04/25/35	233,688
179,315	Morgan Stanley Mortgage Loan Trust Series 2005-4 1A		5.0000	08/25/35	176,107
104,214	Morgan Stanley Mortgage Loan Trust Series 2005-8SL M1(c)	TSFR1M + 0.849%	5.1700	11/25/35	282,831
712,425	Morgan Stanley Mortgage Loan Trust Series 2005-10 4A1		5.5000	12/25/35	402,964
491,111	Morgan Stanley Mortgage Loan Trust Series 2005-9AR 2A(d)		5.6170	12/25/35	458,913
4,469,863	Morgan Stanley Mortgage Loan Trust Series 2007-8XS A3W(d)		6.0000	04/25/37	2,894,380
68,501	Morgan Stanley Mortgage Loan Trust Series 2006-2 1A		5.2500	12/25/52	61,700
12,706	Morgan Stanley Re-REMIC Trust Series 2010-R7 3B(f)		5.5000	11/26/34	11,591
2,728,043	Morgan Stanley Re-REMIC Trust Series 2011-R1 1B(d),(f)		5.9420	02/26/37	3,232,111

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
610,005	Morgan Stanley Resecuritization Trust Series 2015-R7 1BXA(d),(f)		7.0600	02/26/29	$ 552,694
1,198,007	Morgan Stanley Resecuritization Trust Series 2014-R4 4B2(d),(f)		5.9730	11/21/35	1,075,367
11,453,652	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(c),(f)	SOFRRATE + 0.454%	5.3000	04/16/36	8,302,300
2,501,600	MortgageIT Mortgage Loan Trust Series 2006-1 1A2(c)	TSFR1M + 0.514%	4.8350	04/25/36	1,849,517
216,120	MortgageIT Trust Series 2004-1 B2(c)	TSFR1M + 3.339%	7.6600	11/25/34	207,484
338,798,775	MortgageIT Trust Series 2005-2(a)		0.0000	05/25/35	2,999,998
22,618	MortgageIT Trust Series 2005-2 1B1(c)	SOFRRATE + 1.539%	6.3850	05/25/35	22,663
255,833	MortgageIT Trust Series 2005-3 B3(c)	TSFR1M + 3.864%	8.1850	08/25/35	342,179
200	MortgageIT Trust Series 2005-4 M3(c)		0.0000	10/25/35	888,125
865,004	MortgageIT Trust Series 2005-5 M2(c)	TSFR1M + 0.969%	5.2900	12/25/35	2,370,510
474,243	New Century Home Equity Loan Trust Series 2003-3 M3(c)	TSFR1M + 3.684%	8.0050	07/25/33	714,866
213,262	New Century Home Equity Loan Trust Series 2003-A M1(c),(f)	TSFR1M + 1.239%	3.8000	10/25/33	230,969
1,590	New Century Home Equity Loan Trust Series 2003-5 AI7(d)		4.8520	11/25/33	1,575
815,534	New Century Home Equity Loan Trust Series 2003-6 M1(c)	TSFR1M + 1.194%	5.5150	01/25/34	812,845
409,052	New Century Home Equity Loan Trust Series 2004-2 M2(c)	TSFR1M + 1.044%	5.3650	08/25/34	438,218
10,417,428	New Residential Mortgage Loan Trust Series 2019-5A B4IA(b),(d),(f)		0.5000	08/25/59	174,337
14,641,162	New Residential Mortgage Loan Trust Series 2019-5A B5IB(b),(d),(f)		0.7500	08/25/59	362,971
146,107	New York Mortgage Trust Series 2006-1 2A3(d)		5.1530	05/25/36	122,107
11,849	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AP1 A5(e)		5.8030	03/25/34	11,654
83,544	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5A3(c)	TSFR1M + 1.134%	5.4550	08/25/34	82,081
1,921,440	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR2 M2(c)	TSFR1M + 1.814%	6.1350	10/25/34	1,976,401
147,331	Nomura Asset Acceptance Corp Alternative Loan Series AF2 4A(d)		5.9180	08/25/36	134,486
193,096	Nomura Asset Acceptance Corporate Alternative Loan Series 2006-AF1 2A(d)		5.2000	06/25/36	139,545
639,822	NovaStar Mortgage Funding Trust Series 2003-2 M2(c)	TSFR1M + 2.889%	7.2100	09/25/33	647,768
684,266	NovaStar Mortgage Funding Trust Series 2006-MTA1 2A1A(c)	TSFR1M + 0.494%	0.4900	09/25/46	613,018
179,370	Oakwood Mortgage Investors, Inc. Series 1997-A B1		7.4500	05/15/27	162,007
2,995	Oakwood Mortgage Investors, Inc. Series 1997-B B1		7.7500	08/15/27	2,849
806,702	Oakwood Mortgage Investors, Inc. Series C B1(d)		7.4500	11/15/27	808,590
967,403	Oakwood Mortgage Investors, Inc. Series 1997-D B1(d)		7.3250	02/15/28	973,051
614,290	Oakwood Mortgage Investors, Inc. Series 1998-D M1(f)		7.4150	01/15/29	609,205
1,066,530	Oakwood Mortgage Investors, Inc. Series 2000-C M1		8.4900	10/15/30	1,025,440
1,745,921	Oakwood Mortgage Investors, Inc. Series 2001-D A2(d)		3.4900	08/15/31	640,575

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
3,543,600	Oakwood Mortgage Investors, Inc. Series 2002-A M1(d)		7.7600	03/15/32	$ 3,501,409
178,972	Option One Mortgage Loan Trust Series 2004-1 M4(c)	TSFR1M + 2.589%	6.9100	01/25/34	156,262
139,759	Option One Mortgage Loan Trust Series 2004-2 M5(c)	TSFR1M + 3.114%	7.4350	05/25/34	127,950
839,005	Option One Mortgage Loan Trust Series 2007-FXD1 1A1(e)		5.8660	01/25/37	712,931
171,932	Option One Mortgage Loan Trust Series 2007-FXD2 2A6(e)		5.6800	03/25/37	143,572
350,992	Option One Mortgage Loan Trust Series 2007-FXD2 2A5(e)		6.1020	03/25/37	293,100
682,836	Option One Woodbridge Loan Trust Series 2004-1 M(c),(f)	TSFR1M + 1.614%	5.9350	02/25/34	671,872
542,121	Origen Manufactured Housing Contract Trust Series 2007-A A2(d)		6.2890	04/15/37	505,572
3,054,195	Origen Manufactured Housing Contract Trust Series 2006-A A2(d)		5.1950	10/15/37	2,762,297
4,966,517	Ownit Mortgage Loan Trust Series 2005-4 M1(c)	TSFR1M + 0.939%	5.2600	08/25/36	4,440,795
207,089	PHHMC Series Trust Series 2006-4 B1(d)		6.2970	12/18/36	204,416
62,755	Popular A.B.S, Inc. Series 1998-1 A1(e)		7.2000	12/25/29	59,714
65,474	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	64,143
1,642,580	Prime Mortgage Trust Series 2006-DR1 2A1(f)		5.5000	05/25/35	1,520,760
404,729	Prime Mortgage Trust Series 2006-DR1 2A2(f)		6.0000	05/25/35	343,549
417,322	Provident Bank Home Equity Loan Trust Series 1998-4 A6		6.6900	01/25/30	402,117
384,000	Provident Bank Home Equity Loan Trust Series 1998-4 A9(c)	TSFR1M + 3.614%	7.9350	01/25/30	361,451
1,083,149	Provident Bank Home Equity Loan Trust Series 1999-3 A3(c)	TSFR1M + 0.894%	4.8250	01/25/31	996,744
130,351	Provident Bank Home Equity Loan Trust Series 1999-3 A2(c)	TSFR1M + 0.954%	4.8550	01/25/31	116,992
336,976	Provident Home Equity Loan Trust Series 2000-2 A1(c)	TSFR1M + 0.654%	4.9750	08/25/31	316,532
324,267	Quest Trust Series 2003-X3 M3(c),(f)	TSFR1M + 4.989%	9.3100	02/25/34	446,724
1,580,317	RAAC Series Trust Series 2005-RP2 M6(c),(f)	SOFRRATE + 3.115%	6.4350	06/25/35	1,579,753
7,795,488	RAAC Series Trust Series 2005-SP3 SB(g)		0.0000	12/25/35	6,162,670
1,873,172	RAAC Series Trust Series 2006-SP4 M4(c)	TSFR1M + 2.514%	6.8350	11/25/36	1,880,589
1,568,426	RAAC Series Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.2600	09/25/45	1,116,556
5,515,030	RAAC Series Trust Series 2006-RP1 M3(c),(f)	TSFR1M + 2.889%	6.2850	10/25/45	5,495,485
2,759,324	RAAC Series Trust Series 2006-RP1 M4(c),(f)	TSFR1M + 2.927%	6.3100	10/25/45	2,738,051
4,000,000	RAAC Series Trust Series 2006-RP4 M2(c)	TSFR1M + 1.614%	5.9350	01/25/46	4,045,750
4,638,000	RAAC Series Trust Series 2006-RP4 M3(c)	TSFR1M + 2.114%	6.4350	01/25/46	4,708,057
199,449	RALI Series Trust Series 2004-QA4 NB21(d)		5.8830	09/25/34	194,456
311,368	RALI Series Trust Series 2004-QA4 NB1(d)		5.9970	09/25/34	283,333
337,682	RALI Series Trust Series 2004-QA6 NB2(d)		4.5140	12/26/34	313,567
897,869	RALI Series Trust Series 2004-QA6 NB4(d)		5.0710	12/26/34	813,483
1,766,800	RALI Series Trust Series 2005-QA2 A1I(d)		5.3000	02/25/35	562,107

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
167,142	RALI Series Trust Series 2005-QA2 NB2(d)		4.9290	02/25/35	$ 147,639
1,509,341	RALI Series Trust Series 2005-QA2 A1II(d)		4.9400	02/25/35	847,452
173,857	RALI Series Trust Series 2005-QA3 NB4(d),(g)		0.0000	03/25/35	35,822
58,028	RALI Series Trust Series 2005-QA3 NB1(d)		3.6480	03/25/35	31,546
671,875	RALI Series Trust Series 2005-QA6 NB23(d)		4.9700	05/25/35	322,366
346,192	RALI Series Trust Series 2005-QA8 CB21(d)		5.2990	07/25/35	179,558
29,680	RALI Series Trust Series 2005-QA8 NB2(d)		5.3790	07/25/35	27,820
2,627,262	RALI Series Trust Series 2005-QA9 NB21(d)		4.4000	08/25/35	998,763
1,185,856	RALI Series Trust Series 2005-QA9 CB3(d)		5.0210	08/25/35	1,088,023
4,978,345	RALI Series Trust Series 2005-QA11 3A1(d)		4.5900	10/25/35	1,774,416
1,099,667	RALI Series Trust Series 2005-QA12 CB3(d)		5.3380	12/25/35	1,015,742
128,379	RALI Series Trust Series 2005-QA12 NB2(d)		6.7450	12/25/35	126,199
148,257	RALI Series Trust Series 2006-QA2 3A1(d)		6.2820	02/25/36	125,688
7,217,195	RALI Series Trust Series 2006-QS11 2A1		6.5000	08/25/36	2,390,157
48,331	RALI Series Trust Series 2006-QS12 2A11		5.0000	09/25/36	35,470
269,399	RALI Series Trust Series 2007-QS4 1A4		6.2500	03/25/37	213,631
597,401	RALI Series Trust Series 2005-QO4 2A1(c)	TSFR1M + 0.674%	4.9950	12/25/45	349,180
2,949,446	RALI Series Trust Series 2007-QO5 A(c)	12MTA + 3.120%	7.5100	08/25/47	456,383
477,762	RAMP Series Trust Series 2003-SL1 A41		8.0000	04/25/31	389,563
390,055	RAMP Series Trust Series 2005-SL2 A5		8.0000	10/25/31	156,709
463,229	RAMP Series Trust Series 2004-SL1 A8		6.5000	11/25/31	417,481
398,644	RAMP Series Trust Series 2004-SL3 A4		8.5000	12/25/31	183,385
305,700	RAMP Series Trust Series 2005-SL1 A3		7.5000	05/25/32	41,468
707,827	RAMP Series Trust Series 2005-SL1 A7		8.0000	05/25/32	467,699
235,790	RAMP Series Trust Series 2004-SL4 A5		7.5000	07/25/32	78,877
650,166	RAMP Series Trust Series 2003-RS7 MII2(c)	TSFR1M + 1.914%	5.3160	08/25/33	626,700
361,774	RAMP Series Trust Series 2003-RS10 MII2(c)	TSFR1M + 1.814%	5.5300	11/25/33	360,014
1,712,928	RAMP Series Trust Series 2004-RS7 A3(d)		6.0110	07/25/34	1,555,758
161,985	RAMP Series Trust Series 2006-RS6 A4(c)	TSFR1M + 0.654%	4.9750	11/25/36	131,719
2,737,785	RASC Series Trust Series 2004-KS11 M2(c)	SOFRRATE + 1.614%	6.4600	12/25/34	2,865,921
2,143,976	RBSGC Mortgage Loan Trust Series 2005-A 4A		6.0000	04/25/35	1,865,736
457,166	RBSGC Mortgage Loan Trust Series 2007-A 1A1		6.0000	01/25/37	399,840
1,273,759	RBSSP Resecuritization Trust Series 2009-6 8A3(d),(f)		6.0000	08/26/35	370,414
67,659	Renaissance Home Equity Loan Trust Series 2002-4 B(e)		4.1440	03/25/33	44,701

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
80,057	Renaissance Home Equity Loan Trust Series 2004-3 AF6(e)		5.3240	11/25/34	$ 75,586
56,594	Renaissance Home Equity Loan Trust Series 2005-4 A4(e)		5.8250	02/25/36	55,708
59,591	Reperforming Loan REMIC Trust Series 2004-R1 2A(f)		6.5000	11/25/34	57,320
288,365	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(f)	TSFR1M + 0.534%	4.8550	07/25/36	270,017
161,359	Residential Asset Securitization Trust Series 2000-A6 B2		8.0000	10/25/30	88,348
208,008	Residential Asset Securitization Trust Series 2004-A2 2A1(c)	TSFR1M + 0.664%	4.9850	05/25/34	201,430
226,790	Residential Asset Securitization Trust Series 2006-A3CB PO(k)		0.0000	01/25/46	2
175,185	Residential Asset Securitization Trust Series 2006-A3CB AX(b),(d)		6.0000	01/25/46	33,346
842,970	RFMSI Series Trust Series 2005-SA1 2A(d)		4.3980	03/25/35	777,437
197,056	RFMSI Series Trust Series 2005-SA3 3A(d)		5.9850	08/25/35	170,001
656,625	RFMSI Series Trust Series 2005-SA5 2A(d)		5.4090	11/25/35	592,974
101,889	RFMSI Series Trust Series 2006-SA1 2A1(d)		6.0980	02/25/36	94,528
157,172	RFMSI Series Trust Series 2006-SA3 3A1(d)		5.9330	09/25/36	140,215
996,617	RFMSI Series Trust Series 2007-S9 1A1		6.0000	10/25/37	456,236
1,040,992	RFSC Series Trust Series 2002-RP2 A1(c),(f)	TSFR1M + 1.614%	5.9350	10/25/32	999,041
362,708	RFSC Trust Series 2002-RP1 A1(c),(f)	TSFR1M + 0.974%	5.2950	03/25/33	352,000
40,757	SACO I Trust Series 2005-WM2 M1(c)	TSFR1M + 0.939%	5.2600	07/25/35	45,758
1,574	SACO I Trust Series 2007-1 A1(c)	TSFR1M + 0.434%	4.7550	01/25/37	2,972
22,079	SACO I Trust Series 2007-2 A1(c)	TSFR1M + 0.434%	4.7550	02/25/37	22,185
624,217	Sail Net Interest Margin Notes Series BC1A B(f),(g)		0.0000	01/27/33	517,492
576,011	Sail Net Interest Margin Notes Series 2003-6A A(f)		7.0000	07/27/33	1,843,715
2,968,229	SASCO ARC NIM Series 2003-5(f)		6.0000	06/27/33	2,935,622
898,949	Saxon Asset Securities Trust Series 1999-5 BF(d)		9.3000	08/25/28	819,578
2,214,402	Saxon Asset Securities Trust Series 2001-2 M1(c)	TSFR1M + 0.909%	5.2300	03/25/31	1,897,097
284,320	Securitized Asset Backed Receivables, LLC Trust Series OP2 A2(c)	TSFR1M + 0.814%	5.1350	08/25/34	270,455
24,359	Sequoia Mortgage Trust Series 6 B2(c)	TSFR1M + 1.164%	5.4810	04/19/27	21,949
15,887	Sequoia Mortgage Trust Series 2003-4 2B5(d)		5.7610	07/20/33	14,917
17,922	Sequoia Mortgage Trust Series 2003-4 2B2(d)		5.7610	07/20/33	16,324
27,172	Sequoia Mortgage Trust Series 2003-4 2B3(d)		5.7610	07/20/33	24,546
112,482	Sequoia Mortgage Trust Series 2004-1 B1(c)	TSFR1M + 0.939%	5.2590	02/20/34	98,755
3,156,043	SHARPS OTC Series 2002-AQ1N(a)		0.0000	04/25/31	2,075,000
36,763	Sofi Mortgage Trust Series 2016-1A 1AMF(d),(f)		3.0000	11/25/46	32,550
24,040	Soundview Home Loan Trust Series 2004-1 M2(c)	TSFR1M + 1.134%	5.4550	07/25/34	21,607
142,932	Soundview Home Loan Trust Series 2004-1 M7(c)	TSFR1M + 3.039%	7.3600	07/25/34	114,994

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
930,065	Soundview Home Loan Trust Series 2004-1 M9(c)	TSFR1M + 4.989%	9.3100	07/25/34	$ 726,328
28,003,901	Soundview Home Loan Trust Series 2007-OPT4 X1(b),(d)		0.4400	09/25/37	710,444
1,322,113	Structured Adjustable Rate Mortgage Loan Trust Series 2005-14 A1(c)	TSFR1M + 0.424%	4.7450	07/25/35	786,412
129,347	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 2A1(d)		4.0970	04/25/47	119,838
272,085	Structured Asset Investment Loan Trust Series 2003-BC10 M2(c)	TSFR1M + 2.889%	7.2100	10/25/33	307,138
1,675,193	Structured Asset Investment Loan Trust Series 2003-BC10 M3(c)	TSFR1M + 3.414%	7.7350	10/25/33	1,881,374
312,722	Structured Asset Investment Loan Trust Series 2003-BC10 M4(c)	TSFR1M + 4.614%	8.9350	10/25/33	545,208
791,920	Structured Asset Investment Loan Trust Series 2004-8 A6(c)	TSFR1M + 0.914%	5.2350	09/25/34	761,042
544,715	Structured Asset Investment Loan Trust Series 2004-8 A9(c)	TSFR1M + 1.114%	5.4350	09/25/34	550,483
260,149	Structured Asset Investment Loan Trust Series 2003-BC2 M1(c)	TSFR1M + 1.494%	5.8150	04/25/33	263,259
159,597	Structured Asset Mortgage Investments II Trust Series 2004-AR5 2A3(d)		5.0150	10/19/34	146,903
175,856	Structured Asset Mortgage Investments II Trust Series 2004-AR6 A1B(c)	TSFR1M + 0.514%	4.8310	02/19/35	175,390
1,131,193	Structured Asset Mortgage Investments II Trust Series 2006-AR3 21A1(c)	TSFR1M + 0.514%	4.8350	02/25/36	910,991
1,532,020	Structured Asset Mortgage Investments II Trust Series 2006-AR1 2A2(c)	TSFR1M + 0.734%	5.0550	02/25/36	1,530,146
4,212,945	Structured Asset Mortgage Investments II Trust Series 2006-AR3 24A1(d)		1.1390	05/25/36	822,580
110,386	Structured Asset Mortgage Investments II Trust Series 2006-AR3 22A1(d)		3.3820	05/25/36	49,741
52,540	Structured Asset Mortgage Investments II Trust Series 2007-AR2 1A1(c)	TSFR1M + 0.414%	4.7350	02/25/37	49,976
623,042	Structured Asset Mortgage Investments II Trust Series 2007-AR2 2A1(c)	TSFR1M + 0.374%	2.1570	03/25/37	249,971
536,577	Structured Asset Mortgage Investments II Trust Series AR6 1A2(c)	TSFR1M + 0.834%	5.1550	09/25/45	480,340
1,257,347	Structured Asset Mortgage Investments II Trust Series 2006-AR5 3A1(c)	TSFR1M + 0.534%	2.5290	05/25/46	543,617
963,621	Structured Asset Mortgage Investments II Trust Series 2006-AR5 2A1(c)	TSFR1M + 0.534%	4.8550	05/25/46	676,723
241,485	Structured Asset Mortgage Investments Trust Series 2002-AR5 A2(c)	TSFR1M + 1.314%	5.6310	05/19/33	221,604
471,113	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 1998-6 B2		6.5000	07/25/28	378,481
1,319,047	Structured Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-40A B1(c)		6.1340	01/25/34	1,014,607
20	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2002-21A B1II(d)		7.1680	11/25/32	20
74,581	Structured Asset Securities Corp Assistance Loan Series AL2 B1(f)		3.3560	01/25/31	62,838
913,878	Structured Asset Securities Corp Mortgage Certificates Series 2003-31A B1(d)		5.9920	10/25/33	816,994
221,421	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-39EX M3(e)		3.9020	08/25/33	207,725
863,000	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-9XS 2M2(e)		5.7500	05/25/34	932,198

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
353,149	Structured Asset Securities Corp Mortgage Series 2004-11XS 1A5A(e)		4.8170	06/25/34	$ 346,536
7,238	Structured Asset Securities Corp Mortgage Loan Trust Series 2005-2XS 2A2(c)	TSFR1M + 1.614%	5.9370	02/25/35	8,065
140,774	Structured Asset Securities Corp Mortgage Loan Series RF3 2A(d),(f)		5.0780	10/25/36	131,960
40,124	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A2		3.3750	08/25/31	39,971
157,113	Structured Asset Securities Corporate Mortgage Loan Trust Series WF2 B2(c),(f)	TSFR1M + 3.864%	8.1850	05/25/35	160,236
508,696	TBW Mortgage-Backed Pass-Through Certificates Series 2006-1 2A1		6.5000	04/25/36	298,045
483,804	TBW Mortgage-Backed Trust Series 2006-2 1A3		6.0000	07/25/36	165,876
1,185,649	TBW Mortgage-Backed Trust Series 2006-6 A2B(e)		6.1600	01/25/37	257,416
4,847,022	TBW Mortgage-Backed Trust Series 2006-6 A5A(e)		6.4600	01/25/37	3,410,504
283,409	Terwin Mortgage Trust Series 2004-1HE M2(c),(f)	TSFR1M + 2.589%	6.9100	02/25/34	208,245
2,307,554	Terwin Mortgage Trust Series 2004-21HE 2M3(c),(f)	TSFR1M + 2.739%	7.0600	12/25/34	2,257,504
3,050,000	Terwin Mortgage Trust Series 2006-8 1A2(d),(f)		0.0460	08/25/37	1,287,670
907,623	Terwin Mortgage Trust Series 2006-9HGA A3(c),(f)	TSFR1M + 0.674%	4.3800	10/25/37	284,860
260,809	Terwin Mortgage Trust Series 2006-17HE A2B1(c),(f)	TSFR1M + 0.514%	4.8350	01/25/38	308,191
276,899	Terwin Mortgage Trust Series 2007-6ALT A2(c),(f)	TSFR1M + 0.714%	5.0350	08/25/38	208,538
499,300	Terwin Mortgage Trust Series 2003-2HE(c)	TSFR1M + 1.014%	5.3350	07/25/34	533,537
128,484	Thornburg Mortgage Securities Trust Series 2007-3 2A1(c)	TSFR12M + 1.965%	5.9890	06/25/47	124,031
3,174,718	Truman Capital Mortgage Loan Trust Series 2002-2 M2(c),(f)	TSFR1M + 4.764%	9.0850	11/25/32	2,764,517
390,600	Truman Capital Mortgage Loan Trust Series 2006-1 M1(c),(f)	TSFR1M + 0.834%	5.1550	03/25/36	361,268
281,581	Truman Capital Mortgage Loan Trust Series 2005-1 M1(c),(f)	TSFR1M + 1.464%	5.7850	03/25/37	305,385
540,774	UCFC Home Equity Loan Trust Series 1998-D BV1(c)	TSFR1M + 3.364%	7.6840	12/15/28	675,590
106,778	UCFC Manufactured Housing Contract Series 1997-3 M		7.1150	01/15/29	105,742
886,904	UCFC Manufactured Housing Contract Series 1998-3 M1		6.5060	01/15/30	880,074
1,059,299	Voyager CNTYW Delaware Trust Series 2009-1 5AU0(d),(f)		4.6740	02/16/36	970,934
2,101,349	Voyager CNTYW Delaware Trust Series 2009-1 5AT3(d),(f)		4.6740	02/16/36	1,972,554
784,174	Voyager CNTYW Delaware Trust Series 2009-1 5AX4(b),(d),(f)		4.7740	02/16/36	718,876
5,267,832	Voyager CNTYW Delaware Trust Series 2009-1 5DS2(d),(f)		4.6340	05/16/36	5,027,423
1,097,890	Voyager IDYMC Delaware Trust Series 1 UAA3(c),(f)	TSFR1M + 0.284%	4.6050	09/26/36	1,036,156
2,326,898	Voyager OPTONE Delaware Trust Series 2009-1 SAA7(b),(d),(f)		3.9500	02/25/38	510,079
883,639	Wachovia Mortgage Loan Trust, LLC Series 2005-A 2A1(d)		4.2100	08/20/35	821,832
364,525	Wachovia Mortgage Loan Trust, LLC Series 2005-A 1A1(d)		7.0580	08/20/35	357,479
36,050	Wachovia Mortgage Loan Trust, LLC Series 2006-A 1A1(d)		2.8580	05/20/36	34,058
85,401	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B1(d)		6.3660	12/19/39	79,627

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
29,126	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B4(d),(f)		6.3660	12/19/39	$ 26,316
21,853	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B5(d),(f)		6.3660	12/19/39	19,512
18,740	WaMu Mortgage Backed Pass Through Certificates Series 2001-AR5 B6(d),(f)		6.3660	12/19/39	14,379
88,739	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 M1(d)		7.3700	10/25/32	84,603
337,340	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 B1(d)		5.6760	02/25/33	318,766
1,068,268	WaMu Mortgage Pass-Through Certificates Series 2003-S4 CB2(d)		5.6300	06/25/33	467,875
28,581	WaMu Mortgage Pass-Through Certificates Series 2003-AR5 A7(d)		6.1880	06/25/33	28,645
102,033	WaMu Mortgage Pass-Through Certificates Series 2003-AR6 A1(d)		7.2620	06/25/33	100,152
156,243	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B2(d)		6.5550	09/25/33	124,279
164,026	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1B1(d)		6.5550	09/25/33	149,251
582,308	WaMu Mortgage Pass-Through Certificates Series 2003-S13 CB1(d)		5.9480	01/25/34	551,168
56,986	WaMu Mortgage Pass-Through Certificates Series 2004-S2 2A4		5.5000	06/25/34	56,733
33,300	WaMu Mortgage Pass-Through Certificates Series AR16 2A2(d)		4.6590	12/25/35	30,221
38,146	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 3A1(d)		4.0280	10/25/36	33,151
173,723	WaMu Mortgage Pass-Through Certificates Series 2001-AR3 B1(d)		3.8250	11/25/41	152,347
51,620	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B4(c),(f)	12MTA + 1.400%	6.0350	06/25/42	42,234
65,524	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B3(c)	12MTA + 1.400%	6.0350	06/25/42	57,475
63,525	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B2(c)	12MTA + 1.400%	6.0350	06/25/42	56,691
126,764	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 B1(c)	12MTA + 1.400%	6.0350	06/25/42	114,105
45,015	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B1(c)	12MTA + 1.400%	6.0350	08/25/42	42,889
8,979	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 1B3(c)	12MTA + 1.400%	6.0350	08/25/42	5,036
3,322,581	Washington Mutual Asset-Backed Certificates Series 2006-HE5 1A(c)	TSFR1M + 0.424%	4.6370	10/25/36	2,495,431
1,218,528	Washington Mutual Mortgage Pass-Through Series 2005-1 7A1		5.5000	03/25/35	1,032,886
321,686	Washington Mutual Mortgage Pass-Through Series 9 5A4(c)	TSFR1M + 35.094%	3.4130	11/25/35	296,637
1,655,521	Washington Mutual Mortgage Pass-Through Series 2006-AR1 A1A(c)	TSFR1M + 0.614%	4.9350	02/25/36	1,360,392
2,315,349	Washington Mutual Mortgage Pass-Through Series 2006-2 3CB		6.0000	03/25/36	1,790,397
409,032	Washington Mutual Mortgage Pass-Through Series 2006-AR5 3A(c)	12MTA + 0.940%	5.5750	07/25/46	252,478
792,158	Washington Mutual Mortgage Pass-Through Series 2006-AR6 2A(c)	12MTA + 0.960%	5.5950	08/25/46	436,194
18,531	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B5(f)		6.5000	10/19/29	17,871
18,531	Washington Mutual MSC Mortgage Pass-Through Series 2002-S4 B4(f)		6.5000	10/19/29	17,863
289,631	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS2 CB4(a),(d),(f)		5.7651	02/25/33	8,141
20,862	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR1 2A(d)		4.7310	02/25/33	20,283

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.7% (Continued)
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 43.6% (Continued)
389,384	Washington Mutual MSC Mortgage Pass-Through Series AR1 B2(d)		5.4420	02/25/33	$ 343,691
161,251	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS3 CB3(d)		5.7500	03/25/33	68,132
32,761	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 B1		5.7500	03/25/33	32,157
21,751	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	22,215
567,063	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR2 M(d)		5.0860	05/25/33	557,516
549,597	Washington Mutual MSC Mortgage Pass-Through Series 2004-RA2 CB1(d)		7.0000	07/25/33	461,482
10,083	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 AI9(d)		4.9800	04/25/34	10,173
7,356	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(c)	TSFR1M + 2.934%	7.2550	10/25/34	9,065
494,571	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M7(c)	TSFR1M + 4.614%	8.9350	10/25/34	508,273
693,175	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M9(c)	TSFR1M + 2.664%	6.9850	04/25/35	704,032
24,999	Wells Fargo Mortgage Backed Securities Series 2003-I B2(d)		7.4030	09/25/33	19,296
23,017	Wells Fargo Mortgage Backed Securities Series 2004-K 1A3(d)		7.4900	07/25/34	23,492
					490,982,129
	OTHER ABS — 0.1%
70,478	AFC Trust Series 2000-4 1A(c),(f)	TSFR1M + 0.884%	5.2050	01/25/31	69,464
217,786	Conseco Finance Securitizations Corporation Series 2001-3 M1(d)		7.1500	05/01/33	224,636
668,943	Credit-Based Asset Servicing and Securitization, Series 2003-RP1 M2(c),(f)	TSFR1M + 4.614%	8.9350	03/25/33	554,189
20,213	Oakwood Mortgage Investors, Inc. Series 1996-B B1(d),(f)		8.4500	10/15/26	20,092
160,094	Oakwood Mortgage Investors, Inc. Series C B1(f)		7.9600	04/15/27	159,191
					1,027,572
	WHOLE BUSINESS — 0.0%(h)
2,000,000	LOANME Trust SBL Series 2019-1 C(e),(f)		15.0000	08/15/30	120,000

	TOTAL ASSET BACKED SECURITIES (Cost $879,039,092)				874,359,075

	CORPORATE BONDS — 15.7%
	BANKING — 0.3%
3,410,000	Southern Financial		10.6000	09/07/30	3,469,918

	INSURANCE — 12.9%
5,736,622	Ambac Assurance Corporation(a)		5.1000	06/07/60	7,859,406

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 15.7% (Continued)
	INSURANCE — 12.9% (Continued)
83,321,013	Ambac Assurance Corporation(a),(f)		5.1000	06/07/69	$ 114,153,191
10,652,561	MBIA Global Funding, LLC(f),(g),(j)		0.0000	12/15/31	4,207,762
59,990,712	MBIA Global Funding, LLC(g),(j)		0.0000	12/15/33	18,897,074
					145,117,433
	REAL ESTATE OWNERS & DEVELOPERS — 0.4%
3,500,000	Brixmor, LLC		7.6500	11/02/26	3,564,087
1,500,000	Brixmor, LLC		6.9000	02/15/28	1,481,090
					5,045,177
	SPECIALTY FINANCE — 2.1%
13,697,066	MSP Deer Finance Syndicated Loan		17.0000	04/09/25	13,697,066
1,786,252	OWS Cre Funding I, LLC Series MARG A(c),(f)	SOFRRATE + 5.014%	9.8600	09/15/25	1,788,108
2,000,000	PDOF MSN Issuer, LLC(c),(f)	SOFRRATE + 4.500%	8.8400	03/01/26	1,976,612
937,194	US Capital Funding II Ltd.(c),(f),(j)	TSFR3M + 1.912%	6.2020	08/01/34	842,151
4,000,000	X-Caliber Funding, LLC(f)		5.0000	10/01/25	3,965,117
1,275,000	X-Caliber Funding, LLC(f)		11.0000	10/01/25	1,270,973
					23,540,027
	TOTAL CORPORATE BONDS (Cost $185,649,175)				177,172,555

	TERM LOANS — 0.2%
	PROFESSIONAL SERVICES — 0.2%
1,800,000	Farrel & Fuller Delayed Draw Term Loan		18.0000	03/13/29	1,800,000

	TOTAL TERM LOANS (Cost $1,800,000)				1,800,000

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 5.5%
MONEY MARKET FUNDS - 5.5%
62,119,998	First American Treasury Obligations Fund, Class X, 4.25% (Cost $62,119,998)(i)	$ 62,119,998

	TOTAL INVESTMENTS - 99.8% (Cost $1,136,806,640)	$ 1,123,763,878
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	2,424,375
	NET ASSETS - 100.0%	$ 1,126,188,253

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by Country United States
SOFR30A	United States 30 Day Average Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	1 Month Secured Overnight Financing Rate
TSFR3M	3 Month Secured Overnight Financing Rate
TSFR6M	6 Month Secured Overnight Financing Rate
TSFR12M	12 Month Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2025.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2025.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025 the total market value of 144A securities is $548,176,928 or 48.7% of net assets.
(g)	Zero coupon bond.
(h)	Percentage rounds to less than 0.1%.
(i) (j) (k)

Rate disclosed is the seven day effective yield as of March 31, 2025.

Illiquid security. As of March 31, 2025 the total market value of illiquid securities is $39,871,155 or 3.5% of net assets.

Principal only securities.

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 85.9%
	EQUITY - 85.9%
5,500	SPDR S&P 500 ETF Trust			$ 3,076,645
8,800	Vanguard S&P 500 ETF			4,522,408
	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,791,207)			7,599,053

	SHORT-TERM INVESTMENTS — 15.9%
	MONEY MARKET FUNDS - 15.9%
1,406,912	First American Treasury Obligations Fund, Class X, 4.25%(a)			1,406,912

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,406,912)			1,406,912

	TOTAL INVESTMENTS - 101.8% (Cost $9,198,119)			$ 9,005,965
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%			(155,764)
	NET ASSETS - 100.0%			$ 8,850,201

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	CME British Pound Currency Future	06/17/2025	$ 322,775	$ (788)
1	CME Japanese Yen Currency Future	06/17/2025	83,988	(737)
2	COMEX Gold 100 Troy Ounces Future(c)	06/27/2025	630,060	4,580
2	COMEX Silver Future(c)	05/29/2025	346,110	19,560
1	Eurex 2 Year Euro SCHATZ Future	06/09/2025	115,715	71
1	HKG Hang Seng China Enterprises Index Future	04/30/2025	54,742	(154)
1	HKG Hang Seng Index Future	04/30/2025	148,835	32
1	ICE Brent Crude Oil Future(c)	05/01/2025	74,770	1,430
1	NYBOT CSC C Coffee Future(c)	05/20/2025	142,406	(16,013)
1	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2025	21,123	(706)
1	NYBOT CTN Number 2 Cotton Future(c)	05/08/2025	33,415	(60)
3	NYMEX Henry Hub Natural Gas Futures(c)	04/29/2025	123,570	2,745
1	NYMEX Light Sweet Crude Oil Future(c)	04/23/2025	71,480	1,780
1	Ultra 10-Year US Treasury Note Future	06/19/2025	114,125	(359)
	TOTAL OPEN LONG FUTURES CONTRACTS			$ 11,381

RATIONAL/RGN HEDGED EQUITY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CBOT 2 Year US Treasury Note Future	07/01/2025	$ 621,515	$ (1,382)
5	CBOT 5 Year US Treasury Note Future	07/01/2025	540,781	(1,562)
1	CBOT Corn Future(c)	05/15/2025	22,863	(350)
2	CBOT US Treasury Bond Futures	06/19/2025	234,563	(938)
1	CBOT Wheat Future(c)	05/15/2025	26,850	(375)
7	CME Australian Dollar Currency Future	06/17/2025	437,745	580
6	CME Canadian Dollar Currency Future	06/18/2025	418,980	235
1	CME E-Mini NASDAQ 100 Index Future	06/23/2025	388,790	(630)
1	CME E-Mini Russell 2000 Index Future	06/23/2025	101,355	665
1	CME Euro Foreign Exchange Currency Future	06/17/2025	135,775	194
13	CME Mexican Peso Currency Future	06/17/2025	314,795	2,080
1	CME Swiss Franc Currency Future	06/17/2025	142,588	556
1	CME Yen Denominated Nikkei 225 Index Future	06/13/2025	120,185	562
4	Eurex 10 Year Euro BUND Future	06/09/2025	557,525	(1,308)
2	Eurex 5 Year Euro BOBL Future	06/09/2025	254,874	(1,972)
1	Eurex DAX Index Future	06/23/2025	605,215	(3,923)
7	Eurex EURO STOXX 50 Future	06/23/2025	392,978	(854)
5	FTSE 100 Index Future	06/23/2025	554,989	(13)
7	Long Gilt Future	06/27/2025	829,162	(3,880)
11	SGX FTSE China A50 Futures	04/30/2025	146,674	135
2	SGX Nikkei 225 Stock Index Future	06/13/2025	238,037	766
2	Three-Month SOFR Futures	12/15/2027	482,425	(825)
2	Ultra U.S. Treasury Bond Futures	06/19/2025	244,500	(1,125)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ (13,364)
	TOTAL OPEN FUTURES CONTRACTS			$ (1,983)

(a)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the RRDEF Fund Ltd.